UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1: Reports to Stockholders.

A copy of the Semi-Annual Reports of Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Opportunistic Credit Fund and Highland/iBoxx Senior Loan ETF transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

2

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Semi-Annual Report

December 31, 2016

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2016

$485.6 million

Portfolio Data as of December 31, 2016

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2016 (%)(1)	Long Exposure	Short Exposure	Net Exposure
Broad Market Index	—	(2.0)	(2.0)
Consumer Discretionary	8.9	(6.3)	2.6
Consumer Staples	4.6	(2.2)	2.4
Energy	12.9	(7.2)	5.7
Financial	26.0	(13.0)	13.0
Healthcare	2.8	(1.1)	1.7
Industrials	8.4	(2.6)	5.8
Information Technology	29.6	(8.3)	21.3
Materials	3.7	—	3.7
Other Investments and Assets & Liabilities	48.0	—	48.0
Real Estate	—	(1.0)	(1.0)
Registered Investment Companies	0.9	—	0.9
Telecommunication Services	—	(1.1)	(1.1)
Utilities	—	(1.0)	(1.0)

Top 5 Holdings as of 12/31/2016 (%)(1) Long Securities		Short Securities
Visa, Inc.	5.8	United States Oil Fund LP ETF	(5.1)
CDK Global, Inc.	5.2	Ally Financial, Inc.	(1.9)
CIT Group, Inc.	4.5	Ares Capital Corp.	(1.5)
Regions Financial Corp.	4.3	Franklin Resources, Inc.	(1.3)
Hewlett Packard Enterprise Co.	4.0	Xylem, Inc.	(1.3)

The Fund’s investment activities, such as short sales which involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to the financial statement’s footnote 8, Disclosure of Significant Risks and Contingencies, for more

(1)	Sectors and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2016

$175.4 million

Portfolio Data as of December 31, 2016

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sectors as of 12/31/2016 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Healthcare Biotechnology	27.5	(5.6)	21.9
Healthcare Equipment	17.9	(3.8)	14.1
Healthcare Facilities	0.4	(2.9)	(2.5)
Healthcare Services	11.6	(5.5)	6.1
Healthcare Supplies	4.2	—	4.2
Healthcare Technology	0.4	(4.6)	(4.2)
Life Sciences Tools & Services	9.0	(2.4)	6.6
Managed Healthcare	10.1	(5.2)	4.9
Pharmaceuticals	11.8	(6.5)	5.3
Information Technology	2.0	—	2.0
Other Investments and Assets & Liabilities	28.3	—	28.3
Purchased Options	0.4	—	0.4
Real Estate	1.9	—	1.9

Top 5 Holdings as of 12/31/2016 (%)(1)(2) Long Securities		Short Securities
NuVasive, Inc.	5.6	Molina Healthcare, Inc.	(3.0)
Minerva Neurosciences, Inc., expires 03/18/2017	4.5	Mallinckrodt PLC	(2.7)
WellCare Health Plans, Inc.	4.3	Cerner Corp.	(2.7)
Amedisys, Inc.	4.2	MEDNAX, Inc.	(2.7)
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA.	4.2	Centene Corp.	(2.2)

The Fund’s investment activities, such as short sales which involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to the financial statement’s footnote 8, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Floating Rate Opportunities Fund

Objective

Highland Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.

Net Assets as of December 31, 2016

$731.7 million

Portfolio Data as of December 31, 2016

The information below provides a snapshot of Highland Floating Rate Opportunities Fund at the end of the reporting period. Highland Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 12/31/2016 (%)(1)
BBB	9.2
BB	42.8
B	29.8
CCC or Lower	9.1
Not Rated	9.1

Top 5 Sectors as of 12/31/2016 (%)(2)(3)
Media & Telecommunications	14.3
Financial	11.5	(4)
Healthcare	11.0
Service	10.3
Utility	9.4

Top 10 Holdings as of 12/31/2016 (%)(2)(3)
Metro-Goldwyn-Mayer, Inc. (Common Stocks)	6.2
CCS Medical, Inc. (U.S. Senior Loans)	3.3
Weight Watchers International, Inc. 4.07%, 04/02/20 (U.S. Senior Loans)	2.9
Vistra Energy Corp. (Common Stocks)	2.4
Vistra Operations Co. LLC 4.00%, 12/14/23 (U.S. Senior Loans)	1.5
LLV Holdco LLC 5.00%, 02/28/17 (U.S. Senior Loans)	1.5
Russell Investment Group 6.75%, 06/01/23 (U.S. Senior Loans)	1.4
J.C. Penney Corporation, Inc. 5.25%, 06/23/23 (U.S. Senior Loans)	1.4
Travelport Finance (Luxembourg) S.a.r.l. 5.00%, 09/02/21 (U.S. Senior Loans)	1.4
Kronos Incorporated 4.88%, 11/01/23 (U.S. Senior Loans)	1.2

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to the financial statement’s footnote 8, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Top 5 Sectors and Top 10 Holdings Tables are calculated as a percentage of total net assets.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(4)	Includes Collateralized Loan Obligations.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Opportunistic Credit Fund

Objective

Highland Opportunistic Credit Fund seeks to achieve high total returns while minimizing losses.

Net Assets as of December 31, 2016

$79.8 million

Portfolio Data as of December 31, 2016

The information below provides a snapshot of Highland Opportunistic Credit Fund at the end of the reporting period. Highland Opportunistic Credit Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 12/31/2016 (%)(1)
BB	14.4
B	40.3
CCC or Lower	40.1
Not Rated	5.2

Top 5 Sectors as of 12/31/2016 (%)(2)(3)
Energy	22.7	(5)
Financial	14.2	(4)
Utility	12.4
Information Technology	12.2	(5)
Media & Telecommunications	6.4

Top 10 Holdings as of 12/31/2016 (%)(2)(3)
Fieldwood Energy LLC 8.38%, 09/30/20 (U.S. Senior Loans)	6.0
Vistra Energy Corp. (Common Stocks)	4.9
Euramax International, Inc. (Common Stocks)	3.3
Toys ‘R’ Us-Delaware, Inc. 9.75%, 04/24/20 (U.S. Senior Loans)	3.2
Arch Coal, Inc. (Common Stocks)	3.0
Avaya, Inc. 6.25%, 05/29/20 (U.S. Senior Loans)	2.7
Limerock CLO II, Ltd. 5.38%, 04/18/26 (Collateralized Loan Obligations)	2.6
Seadrill Partners Finco LLC 4.00%, 02/21/21 (U.S. Senior Loans)	2.5
Gruden Acquisition, Inc. 5.75%, 08/18/22 (U.S. Senior Loans)	2.4
Evergreen Skills Lux S.a.r.l. 9.34%, 04/28/22 (Foreign Denominated or Domiciled Senior Loans)	2.4

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund was diversified.

Please refer to the financial statement’s footnote 8, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to deleverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Top 5 Sectors and Top 10 holdings tables are calculated as a percentage of total net assets.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(4)	Includes Collateralized Loan Obligations.

(5)	Includes Foreign Denominated or Domiciled Senior Loans.

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2016

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 96.9%

CONSUMER DISCRETIONARY - 8.9%
33,600	Charter Communications, Inc., Class A (a)	9,674,112
88,100	Lions Gate Entertainment Corp., Class A	2,369,890
146,366	Lowe’s Cos., Inc. (b)	10,409,550
501,615	MGM Resorts International (a)(b)	14,461,560
131,900	Restaurant Brands International, Inc. (c)	6,286,354

		43,201,466

CONSUMER STAPLES - 4.6%
246,800	Conagra Brands, Inc.	9,760,940
237,478	Pinnacle Foods, Inc. (b)	12,693,199

		22,454,139

ENERGY - 12.9%
29,100	Arch Coal, Inc., Class A (a)	2,271,255
313,100	Callon Petroleum Co. (a)	4,812,347
49,900	Concho Resources, Inc. (a)(b)	6,616,740
105,094	Continental Resources, Inc. (a)(c)	5,416,545
356,800	Parsley Energy, Inc., Class A (a)(b)	12,573,632
91,931	Pioneer Natural Resources Co. (b)	16,554,015
322,473	RSP Permian, Inc. (a)(b)	14,388,745

		62,633,279

FINANCIAL - 26.0%
925,373	American Capital, Ltd. (a)(b)	16,582,684
292,200	Bank of America Corp.	6,457,620
509,719	CIT Group, Inc. (b)	21,754,807
45,400	CME Group, Inc.	5,236,890
117,400	Discover Financial Services	8,463,366
351,141	E*TRADE Financial Corp. (a)(b)	12,167,036
1,235,605	Huntington Bancshares, Inc. (b)	16,334,698
343,066	MetLife, Inc. (b)	18,487,827
1,448,000	Regions Financial Corp. (b)	20,793,280

		126,278,208

HEALTHCARE - 2.8%
33,200	CR Bard, Inc.	7,458,712
14,700	Mettler-Toledo International, Inc. (a)	6,152,832

		13,611,544

INDUSTRIALS - 8.4%
262,454	Beacon Roofing Supply, Inc. (a)(b)	12,091,256
139,700	KLX, Inc. (a)	6,301,867
33,319	Pendrell Corp. (a)	224,903
78,600	Roper Technologies, Inc. (b)	14,390,088
176,049	XPO Logistics, Inc. (a)(b)	7,598,275

		40,606,389

INFORMATION TECHNOLOGY - 29.6%
52,500	Broadcom, Ltd.	9,280,425
104,737	Cavium, Inc. (a)	6,539,778
423,328	CDK Global, Inc. (b)	25,268,448
135,332	Facebook, Inc., Class A (a)(b)	15,569,947
845,000	Hewlett Packard Enterprise Co. (b)	19,553,300
305,058	Microsoft Corp. (b)	18,956,304

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)
362,484	Visa, Inc., Class A (b)(c)	28,281,002
200,557	Western Digital Corp. (b)	13,627,848
170,300	Yelp, Inc. (a)	6,493,539

		143,570,591

MATERIALS - 3.7%
156,300	Berry Plastics Group, Inc. (a)	7,616,499
84,900	Vulcan Materials Co. (b)	10,625,235

		18,241,734

	Total Common Stocks (Cost $454,142,150)	470,597,350

Registered Investment Companies (d) - 0.9%
196,989	Highland Merger Arbitrage Fund	4,057,965

	Total Registered Investment Companies (Cost $4,000,848)	4,057,965

Total Investments - 97.8%		474,655,315

(Cost $458,142,998)

Securities Sold Short (e) - (45.8)%

Exchange-Traded Funds - (13.2)%

BROAD MARKET INDEX - (2.0)%
36,400	iShares Russell 2000 Index Fund, ETF	(4,908,540)
21,000	SPDR S&P 500 ETF Trust	(4,694,130)

		(9,602,670)

CONSUMER DISCRETIONARY - (0.9)%
98,000	SPDR S&P Retail, ETF	(4,318,860)

ENERGY - (6.1)%
118,100	SPDR S&P Oil & Gas Exploration & Production, ETF	(4,891,702)
2,094,733	United States Oil Fund LP ETF (f)	(24,550,271)

		(29,441,973)

FINANCIAL - (2.2)%
248,200	Financial Select Sector SPDR Fund, ETF	(5,770,650)
90,000	SPDR S&P Regional Banking ETF	(5,001,300)

		(10,771,950)

REAL ESTATE - (1.0)%
177,500	iShares U.S. Home Construction ETF	(4,877,700)

UTILITIES - (1.0)%
102,700	Utilities Select Sector SPDR Fund ETF	(4,988,139)

	Total Exchange-Traded Funds (Proceeds $61,874,996)	(64,001,292)

Common Stocks - (32.6)%

CONSUMER DISCRETIONARY - (5.4)%
6,300	AutoZone, Inc. (f)	(4,975,677)
45,220	Dollar Tree, Inc. (f)	(3,490,080)
30,250	Home Depot, Inc. (The)	(4,055,920)
64,800	Las Vegas Sands Corp.	(3,460,968)
18,400	McDonald’s Corp.	(2,239,648)
21,700	Panera Bread Co., Class A (f)	(4,450,453)
39,700	Wynn Resorts, Ltd.	(3,434,447)

		(26,107,193)

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Long/Short Equity Fund

Shares		Value ($)

Securities Sold Short (continued)

Common Stocks (continued)

CONSUMER STAPLES - (2.2)%
11,325	British American Tobacco PLC ADR	(1,275,988)
47,300	Kimberly-Clark Corp.	(5,397,876)
41,100	McCormick & Co., Inc.	(3,835,863)

		(10,509,727)

ENERGY - (1.1)%
229,713	Sunoco Logistics Partners L.P.	(5,517,706)

FINANCIAL - (10.8)%
42,600	Allstate Corp. (The)	(3,157,512)
493,808	Ally Financial, Inc.	(9,392,228)
449,370	Ares Capital Corp.	(7,410,111)
47,903	CBOE Holdings, Inc.	(3,539,553)
63,700	Cincinnati Financial Corp.	(4,825,275)
174,600	Fifth Third Bancorp	(4,708,962)
162,400	Franklin Resources, Inc.	(6,427,792)
111,000	Interactive Brokers Group, Inc., Class A	(4,052,610)
244,428	People’s United Financial, Inc.	(4,732,126)
203,053	Waddell & Reed Financial, Inc., Class A	(3,961,564)

		(52,207,733)

HEALTHCARE - (1.1)%
76,586	Abbott Laboratories	(2,941,668)
46,900	PerkinElmer, Inc.	(2,445,835)

		(5,387,503)

INDUSTRIALS - (2.6)%
27,300	JB Hunt Transport Services, Inc.	(2,650,011)
45,894	Old Dominion Freight Line, Inc. (f)	(3,937,246)
126,900	Xylem, Inc.	(6,284,088)

		(12,871,345)

INFORMATION TECHNOLOGY - (8.3)%
44,500	Blackbaud, Inc.	(2,848,000)
138,000	Cisco Systems, Inc.	(4,170,360)
94,812	Computer Sciences Corp.	(5,633,729)
38,800	Euronet Worldwide, Inc. (f)	(2,810,284)
75,400	GrubHub, Inc. (f)	(2,836,548)
280,000	HP, Inc.	(4,155,200)
222,400	Micro Focus International PLC	(5,988,076)
92,700	Qorvo, Inc. (f)	(4,888,071)
78,500	Teradata Corp. (f)	(2,132,845)
6,600	Ultimate Software Group, Inc. (f)	(1,203,510)
47,229	VMware, Inc., Class A (f)	(3,718,339)

		(40,384,962)

TELECOMMUNICATION SERVICES - (1.1)%
221,433	CenturyLink, Inc.	(5,265,677)

	Total Common Stocks (Proceeds $156,014,130)	(158,251,846)

	Total Securities Sold Short (Proceeds $217,889,126)	(222,253,138)

Other Assets & Liabilities, Net - 48.0%		233,183,391

Net Assets - 100.0%		485,585,568

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $ 441,646,868.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $10,003,435. The loaned securities were secured with securities collateral of $9,793,065. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Affiliated issuer. Assets with a total aggregate market value of $4,057,965, or 0.8% of net assets, were affiliated with the Fund as of December 31, 2016.
(e)	As of December 31, 2016, $181,093,028 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(f)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
CR	Custodial Receipts
ETF	Exchange-Traded Fund
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, for which $64,500 was pledged as collateral, open at December 31, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
British Pound Future	March 2017	20	$1,544,750	$34,857

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Long/Short Equity Fund

Swap contracts outstanding as of December 31, 2016 were as follows:

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY INDEX TRS
STJ.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	May 17, 2017	USD	$87,708	$—	$81,191	$81,191
HPE.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 15, 2017		1,600,000	—	258,606	258,606
DVMT.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 21, 2017		134,750	—	788,194	788,194
CAB.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	October 11, 2017		61,461	9	(220,035)	(220,026)
LVLT.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	November 21, 2017		155,000	—	82,698	82,698
ETP.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	December 5, 2017		152,730	—	266,187	266,187
RAI.N	1 Day Federal Effective Rate plus 0.55%	Morgan Stanley & Co. LLC	October 5, 2018		92,367	—	78,182	78,182
BEAVSWM	1 Day Federal Effective Rate plus 0.55%	Morgan Stanley & Co. LLC	October 5, 2018		143,000	—	57,094	57,094
BATSSWM	1 Day Federal Effective Rate plus 0.55%	Morgan Stanley & Co. LLC	October 14, 2018		150,000	—	595,504	595,504

Total Long Equity Index TRS								$1,987,630

SHORT EQUITY INDEX TRS
GSS2DPOS	1 Month USD LIBOR minus 0.35%	Goldman Sachs International	May 6, 2017	USD	$(76,834)	$—	$(169,454)	$(169,454)
CSC.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	October 6, 2017		(103,188)	—	(266,502)	(266,502)
MCRO.L	GBP 20.0614 per Share	Goldman Sachs International	October 6, 2017	GBP	(60,506)	—	3,785	3,785
MSXXINT1	1 Day Federal Effective Rate minus 0.35%	Morgan Stanley & Co. LLC	April 4, 2017	USD	(125,136)	—	160,584	160,584

Total Short Equity Index TRS								$(271,587)

Total Swap Contracts Outstanding								$1,716,043

Glossary:

BATSSWM	BATS Global Markets Inc.
BEAVSWM	B/E Aerospace Inc.
CAB.N	Cabela’s Inc.
CSC.N	Computer Sciences Corp
DVMT.N	Dell Technologies Inc.
ETP.N	Energy Transfer Partners, L.P.
GSS2DPOS	Data Processing Outsourcing Services Basket
HPE.N	Hewlett Packard Enterprise Co
LVLT.N	Level 3 Communications Inc.
MCRO.L	Micro Focus International PLC
MSXXINT1	Highland Internet Basket
RAI.N	Reynolds American Inc.
STJ.N	St. Jude Medical Inc.

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)

Corporate Bonds & Notes - 4.2%

HEALTHCARE (a) - 4.2%

Healthcare Services - 4.2%
8,187,000	Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022	7,286,430

	Total Corporate Bonds & Notes (Cost $7,217,557)	7,286,430

Foreign Corporate Bonds & Notes - 1.3%

HEALTHCARE (a) - 1.3%

Pharmaceuticals - 1.3%
3,000,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	2,265,000

	Total Foreign Corporate Bonds & Notes (Cost $2,537,989)	2,265,000

Shares

Common Stocks - 84.2%

HEALTHCARE - 82.3%

Biotechnology (b) - 23.0%
64,707	AC Immune SA (c)	839,897
18,094	ACADIA Pharmaceuticals, Inc. (d)	521,831
20,000	Actelion, Ltd.	4,339,056
71,636	Alder Biopharmaceuticals, Inc. (c)(d)	1,490,029
31,772	Alexion Pharmaceuticals, Inc. (c)	3,887,304
1,000,000	Amarin Corp. PLC ADR (c)	3,080,000
15,000	BioMarin Pharmaceutical, Inc.	1,242,600
50,000	Bluebird Bio, Inc. (d)	3,085,000
1,084,227	CareDx, Inc. (c)(e)	2,927,413
36,824	Celgene Corp. (c)	4,262,378
50,000	Coherus Biosciences, Inc. (c)	1,407,500
82,098	Editas Medicine, Inc. (d)	1,332,451
146,762	Minerva Neurosciences, Inc. (c)(d)	1,724,453
208,535	Nicox (d)	1,876,413
77,039	Otonomy, Inc. (c)	1,224,920
35,000	Puma Biotechnology, Inc. (c)	1,074,500
75,000	Sarepta Therapeutics, Inc. (d)	2,057,250
65,000	Spark Therapeutics, Inc.	3,243,500
100,194	Xenon Pharmaceuticals, Inc. (c)	771,494

		40,387,989

Healthcare Equipment (c) - 17.8%
70,000	Abbott Laboratories	2,688,700
20,000	Edwards Lifesciences Corp. (b)	1,874,000
179,334	Hologic, Inc. (b)	7,194,880
69,881	Inogen, Inc. (b)	4,693,907
10,000	Nevro Corp. (b)	726,600
147,100	NuVasive, Inc. (b)	9,908,656
40,000	Zimmer Biomet Holdings, Inc.	4,128,000

		31,214,743

Healthcare Facilities (b)(c) - 0.4%
40,000	Surgery Partners, Inc.	634,000

Shares		Value ($)

Healthcare Services (b)(c) - 7.4%
174,488	Amedisys, Inc.	7,438,423
40,000	Envision Healthcare Corp.	2,531,600
66,000	LHC Group, Inc.	3,016,200

		12,986,223

Healthcare Supplies (c) - 4.2%
91,821	Penumbra, Inc. (b)	5,858,180
18,404	West Pharmaceutical Services, Inc.	1,561,211

		7,419,391

Healthcare Technology (b) - 0.4%
13,240	MYnd Analytics, Inc.	101,948
471,459	Streamline Health Solutions, Inc. (c)	584,609

		686,557

Life Sciences Tools & Services (c) - 8.7%
25,000	Bio-Rad Laboratories, Inc., Class A (b)	4,557,000
20,000	Bio-Techne Corp.	2,056,600
65,000	ICON PLC (b)	4,888,000
132,607	Patheon NV (b)	3,807,147

		15,308,747

Managed Healthcare (c) - 10.1%
45,000	ANTHEM, Inc.	6,469,650
22,955	UnitedHealth Group, Inc.	3,673,718
55,160	WellCare Health Plans, Inc. (b)	7,561,333

		17,704,701

Pharmaceuticals - 10.3%
130,405	Agile Therapeutics, Inc. (b)	743,309
40,000	AstraZeneca PLC ADR (c)(d)	1,092,800
40,000	Bristol-Myers Squibb Co. (c)	2,337,600
320,000	Collegium Pharmaceutical, Inc. (b)(c)(d)	4,982,400
233,597	Endocyte, Inc. (b)(c)	595,672
825,000	HLS Therapeutics Inc. (f)	5,304,750
30,000	Merck & Co., Inc. (c)	1,766,100
413,746	SCYNEXIS, Inc. (b)(c)(d)	1,319,850

		18,142,481

		144,484,832

REAL ESTATE (c) - 1.9%
370,091	Independence Realty Trust, Inc., REIT	3,301,212

	Total Common Stocks (Cost $153,825,887)	147,786,044

Preferred Stocks - 2.0%

INFORMATION TECHNOLOGY (f)(g) - 2.0%
608,695	AMINO, Inc., Series C	3,499,996

	Total Preferred Stocks (Cost $3,499,996)	3,499,996

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Long/Short Healthcare Fund

Shares		Value ($)

Master Limited Partnerships - 0.0%

HEALTHCARE (f) - 0.0%

Healthcare Equipment – 0.0%
1,068,076	Genesys Ventures IA, LP	33,431

	Total Master Limited Partnerships (Cost $—)	33,431

Units

Rights - 0.1%

HEALTHCARE (b)(c) - 0.1%

Healthcare Equipment – 0.1%
69,326	Wright Medical Group NV, expires 03/01/2019	91,510

	Total Rights (Cost $188,242)	91,510

Warrants - 5.0%

HEALTHCARE - 5.0%

Biotechnology (b)(f) - 4.5%
1,717,910	Galena Biopharma Inc., expires 03/18/2020	13,915
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017	7,918,475

		7,932,390

Life Sciences Tools & Services (b)(e)(f) - 0.3%
313,281	CareDx, Inc., expires 07/14/2017	494,145

Pharmaceuticals (b)(f)(g) - 0.2%
255,000	SCYNEXIS, Inc., expires 06/21/2021	339,701

		8,766,236

	Total Warrants (Cost $144,377)	8,766,236

Contracts

Purchased Call Options (h) - 0.4%

HEALTHCARE - 0.4%
15,290	AstraZeneca PLC, Strike price $32.50, expires 04/21/2017	642,180

	Total Purchased Call Options (Cost $2,051,342)	642,180

Shares

Registered Investment Companies (i) - 4.3%
7,629,704	State Street Navigator Prime Securities Lending Portfolio	7,629,704

	Total Registered Investment Companies (Cost $7,629,704)	7,629,704

Shares		Value ($)

Cash Equivalents - 6.7%
11,803,596	State Street Institutional U.S. Government Money Market Fund, Premier Class	11,803,596

	Total Cash Equivalents (Cost $11,803,596)	11,803,596

Total Investments - 108.2%		189,804,127

(Cost $188,898,690)

Securities Sold Short (j) - (36.5)%

Common Stocks - (36.5)%

HEALTHCARE - (36.5)%

Biotechnology (k) - (5.6)%
(9,117)	Intercept Pharmaceuticals, Inc.	(990,562)
(72,251)	Intrexon Corp.	(1,755,699)
(303,555)	MediciNova, Inc.	(1,830,437)
(203,749)	Minerva Neurosciences, Inc.	(2,394,051)
(19,530)	United Therapeutics Corp.	(2,801,188)

		(9,771,937)

Healthcare Equipment - (3.8)%
(92,163)	Glaukos Corp. (k)	(3,161,191)
(56,197)	ResMed, Inc.	(3,487,024)

		(6,648,215)

Healthcare Facilities - (2.9)%
(40,000)	HealthSouth Corp.	(1,649,600)
(257,201)	Select Medical Holdings Corp. (k)	(3,407,913)

		(5,057,513)

Healthcare Services - (5.5)%
(100,000)	American Renal Associates Holdings, Inc. (k)	(2,128,000)
(70,000)	Fresenius Medical Care AG & Co. KGaA, ADR	(2,954,700)
(70,000)	MEDNAX, Inc. (k)	(4,666,200)

		(9,748,900)

Healthcare Technology (k) - (4.6)%
(31,610)	athenahealth, Inc.	(3,324,423)
(99,567)	Cerner Corp.	(4,716,489)

		(8,040,912)

Life Sciences Tools & Services - (2.4)%
(73,664)	Bruker Corp.	(1,560,204)
(130,000)	Luminex Corp. (k)	(2,629,900)

		(4,190,104)

Managed Healthcare (k) - (5.2)%
(70,000)	Centene Corp.	(3,955,700)
(95,868)	Molina Healthcare, Inc.	(5,201,798)

		(9,157,498)

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Long/Short Healthcare Fund

Shares		Value ($)

Securities Sold Short (continued)

Common Stocks (continued)

Pharmaceuticals - (6.5)%
(46,040)	AbbVie, Inc.	(2,883,025)
(91,284)	Impax Laboratories, Inc. (k)	(1,209,513)
(95,989)	Mallinckrodt PLC (k)	(4,782,172)
(73,027)	Medicines Co. (The) (k)	(2,478,536)

		(11,353,246)

	Total Common Stocks (Proceeds $63,320,785)	(63,968,325)

	Total Securities Sold Short (Proceeds $63,320,785)	(63,968,325)

Other Assets & Liabilities, Net - 28.3%		49,587,797

Net Assets - 100.0%		175,423,599

(a)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $9,551,430 or 5.4% of net assets.
(b)	Non-income producing security.
(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $116,200,661.
(d)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $9,346,426. The loaned securities were secured with cash and securities collateral of $9,734,650. Collateral is calculated based on prior day’s prices. See Note 4.
(e)	Affiliated issuer. Assets with a total aggregate market value of $3,421,558, or 2.0% of net assets, were affiliated with the Fund as of December 31, 2016.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $17,604,413, or 10.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(g)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$3,499,996	2.0%
SCYNEXIS, Inc.	Warrants	06/21/2016	$—	$339,701	0.2%

(h)	Options are shown at market value.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	As of December 31, 2016, $43,141,146 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(k)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Swap contracts outstanding as of December 31, 2016 were as follows:

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
SHORT EQUITY INDEX TRS - 0.0%
.MSZZMO	1 Day Fixed Rate minus 0.45%	Morgan Stanley & Co. LLC	November 12, 2018	USD	$(20,035)	$—	$(65,916)	$(65,916)

Total Swap Contracts Outstanding								$(65,916)

Glossary:

MSZZMO	US Momentum

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$7,629,704	$7,629,704
Total Borrowings	$7,629,704	$7,629,704
Gross amount of recognized liabilities for securities lending transactions		$7,629,704

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 66.1%

AEROSPACE - 0.6%
3,636,364	American Airlines, Inc. Repriced Term Loan B 3.26%, 04/28/2023	3,661,745
851,026	Engility Corporation Term Loan B-2 5.81%, 08/12/2023	865,706

		4,527,451

CHEMICALS - 1.5%
5,467,336	Axalta Coating Systems US Holdings, Inc. Term Loan B-1 3.50%, 02/01/2023	5,533,409
1,111,111	Kraton Polymers, LLC Term Loan B 1.00%, 01/06/2022 (b)	1,125,795
1,375,000	Minerals Technologies, Inc. Term Loan B-2 4.75%, 05/09/2021	1,393,906
2,480,595	Univar, Inc. Term Loan 4.25%, 07/01/2022	2,507,981

		10,561,091

CONSUMER DISCRETIONARY - 0.3%
1,122,547	Boyd Gaming Corporation Term Loan B 4.00%, 08/14/2020	1,135,176
1,005,870	Pinnacle Entertainment, Inc. Term Loan B 3.77%, 04/28/2023	1,017,186

		2,152,362

ENERGY - 3.2%
8,587,118	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	7,975,286
7,446,657	Chief Exploration & Development LLC Second Lien Term Loan 7.75%, 05/16/2021	7,316,341
1,726,689	Fieldwood Energy LLC First Lien Term Loan 8.00%, 08/31/2020	1,646,829
3,402,844	First Lien Last Out Term Loan 8.38%, 09/30/2020	2,985,995
5,422,220	Seadrill Partners Finco LLC Term Loan B 4.00%, 02/21/2021 (b)	3,768,443

		23,692,894

FINANCIAL - 4.1%
1,148,460	AssuredPartners, Inc. Term Loan B 5.25%, 10/21/2022	1,166,549
3,494,118	LPL Holdings, Inc. Incremental Term Loan B 4.81%, 11/20/2022	3,537,794

Principal Amount ($)		Value ($)

FINANCIAL (continued)
7,077,977	National Financial Partners Corp. Term Loan B 6.25%, 07/01/2020	7,153,181
5,814,072	NFP Corp. Term Loan B 1.00%, 12/09/2023 (b)	5,873,666
1,886,792	Ocwen Financial Corp. Term Loan B 1.00%, 12/05/2020 (b)	1,911,160
10,348,000	Russell Investment Group Term Loan B 6.75%, 06/01/2023	10,542,025

		30,184,375

FOOD & DRUG - 0.4%
1,485,000	Pinnacle Foods Finance LLC Term Loan I 3.51%, 01/13/2023	1,511,300
1,206,061	Yum! Brands Inc. Term Loan B 3.49%, 06/16/2023	1,225,472

		2,736,772

FOREST PRODUCTS & CONTAINERS - 1.6%
8,060,025	BWAY Holding Company, Inc. Term Loan B 4.75%, 08/14/2023 (b)	8,096,819
3,826,236	Signode Industrial Group US, Inc. Initial Term Loan B 4.00%, 05/01/2021	3,864,499

		11,961,318

GAMING & LEISURE - 4.1%
1,790,385	Boyd Gaming Corporation Term Loan B-2 3.76%, 09/15/2023	1,814,680
4,336,957	ESH Hospitality, Inc. Initial Term Loan B 3.77%, 08/30/2023	4,397,609
22,925,890	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (c)	—
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (c)	1
7,000,000	Ginn-LA CS Borrower LLC Second Lien Term Loan (c)(d)	—
200,029	Hilton Worldwide Finance, LLC Initial Term Loan 3.50%, 10/26/2020	202,112
2,719,628	Term Loan B-2 3.26%, 10/25/2023	2,754,820
11,843,033	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)(e)	10,658,729
3,157,955	MGM Growth Properties LLC Term Loan B 3.52%, 04/25/2023	3,199,119
6,640,616	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	6,736,772

		29,763,842

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

HEALTHCARE - 9.5%
1,984,810	Acadia Healthcare Company, Inc. Term Loan B 3.76%, 02/11/2022	2,004,658
2,000,000	Akorn, Inc. Term Loan B 5.25%, 04/16/2021	2,030,000
6,932,028	Alere, Inc. Term Loan B 4.25%, 06/18/2022	6,941,664
4,962,217	Auris Luxembourg III S.a.r.l. Term Loan B4 4.25%, 01/15/2022	4,997,895
3,614,836	Catalent Pharma Solutions Inc. Term Loan B 3.75%, 05/20/2021	3,648,074
41,456,112	CCS Medical, Inc. First Lien Term Loan (c)(d)(e)	23,837,264
4,961,832	DaVita HealthCare Partners, Inc. Tranche B Term Loan 3.52%, 06/24/2021	5,020,134
3,816,818	Kindred Healthcare, Inc. New Term Loan 4.25%, 04/09/2021	3,821,590
7,151,878	Kinetic Concepts, Inc. Dollar Term Loan F-1 5.00%, 11/04/2020	7,183,919
3,569,053	MPH Acquisition Holdings LLC Term Loan B 5.00%, 06/07/2023	3,637,258
1,975,000	RadNet, Inc. First Lien Term Loan B 4.75%, 07/01/2023	1,993,525
1,481,222	U.S. Renal Care, Inc. Term Loan B 5.25%, 12/31/2022	1,394,200
3,152,843	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 5.50%, 04/01/2022	3,159,811

		69,669,992

HOUSING - 4.0%
2,808,511	84 Lumber Co. Term Loan B 6.75%, 10/04/2023	2,822,553
4,119,377	Builders FirstSource, Inc. Reprice Term Loan B 4.75%, 07/31/2022	4,166,235
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
2,977,462	HD Supply, Inc. Incremental Term Loan B-1 3.75%, 08/13/2021	2,997,471
3,192,000	Incremental Term Loan B-2 3.75%, 10/17/2023	3,220,600
1,630,022	Headwaters, Inc. Term Loan B 4.00%, 03/24/2022	1,641,489

Principal Amount ($)		Value ($)

HOUSING (continued)
961,538	Jeld-Wen Inc. Term Loan B-2 4.75%, 07/01/2022	974,909
6,747,727	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(d)	—
6,061,897	Nevada Land Group LLC First Lien Initial Term Loan (c)(d)(e)	4,044,498
2,751,954	Nevada Land Group LLC Second Lien Initial Term Loan (c)(d)(e)	—
5,359,885	Quikrete Holdings, Inc. First Lien Term Loan 4.00%, 11/15/2023 (b)	5,421,309

		29,289,064

INDUSTRIALS - 2.2%
3,971,168	TransDigm, Inc. Term Loan E 3.85%, 05/14/2022	4,011,555
1,990,000	Extended Term Loan F 3.77%, 06/09/2023	2,013,134
1,984,733	Term Loan D 3.98%, 06/04/2021	2,002,407
7,938,867	TransUnion, LLC Term Loan B2 3.52%, 04/09/2021	8,021,113

		16,048,209

INFORMATION TECHNOLOGY - 3.9%
5,985,000	DTI Holdco, Inc. Term Loan B 6.25%, 09/21/2023	5,919,554
8,750,000	Kronos Incorporated First Lien Term Loan 4.88%, 11/01/2023	8,873,069
4,800,000	Second Lien Term Loan 9.25%, 11/01/2024	4,961,016
2,277,498	Landslide Holdings, Inc. First Lien Term Loan 5.50%, 09/27/2022	2,311,661
1,562,500	RP Crown Parent, LLC Term Loan B 4.50%, 10/12/2023	1,582,226
307,888	SS&C European Holdings, S.a.r.L Term Loan B-2 4.00%, 07/08/2022	312,476
3,017,122	SS&C Technologies, Inc. Term Loan B-1 4.00%, 07/08/2022	3,062,077
1,724,667	Western Digital Corporation Term Loan B-1 4.52%, 04/29/2023	1,754,848

		28,776,927

MANUFACTURING - 1.6%
2,992,288	Crosby US Acquisition Corp. First Lien Term Loan 1.00%, 11/23/2020 (b)	2,702,425
1,440,290	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	1,350,272

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

MANUFACTURING (continued)
5,200,695	Term Loan B 4.50%, 04/09/2020	5,075,878
1,234,568	Flex Acquisition Company, Inc. First Lien Term Loan 1.00%, 12/29/2023 (b)	1,247,556
1,375,862	WireCo WorldGroup, Inc. First Lien Term Loan 6.50%, 09/30/2023	1,392,421

		11,768,552

MEDIA & TELECOMMUNICATIONS - 6.5%
2,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	1,571,181
2,251,261	Endurance Business Media, Inc. First Lien Term Loan (c)(d)	—
2,769,231	Fort Dearborn Company First Lien Term Loan 5.04%, 10/19/2023	2,810,769
8,571,429	iHeartCommunications, Inc. Tranche D Term Loan 7.52%, 01/30/2019	7,007,143
7,000,000	Level 3 Financing, Inc. Tranche B 2020 Term Loan 4.00%, 01/15/2020	7,105,000
705,882	Tranche B-II 2022 Term Loan 3.50%, 05/31/2022	715,440
2,000,000	Tranche B-III Term Loan 4.00%, 08/01/2019	2,030,500
6,900,000	Mediacom Illinois LLC Tranche G Term Loan 3.50%, 06/30/2021	6,960,375
5,937,540	MGCO, Inc. Term Loan B 4.00%, 07/31/2020	5,945,912
497,026	Mission Broadcasting, Inc. Term Loan B-2 1.00%, 09/26/2023 (b)	502,073
5,577,740	Nexstar Broadcasting, Inc. Term Loan B 1.00%, 09/21/2023 (b)	5,634,382
2,140,541	T-Mobile USA, Inc. Term Loan B 3.52%, 11/09/2022	2,170,305
5,061,714	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,096,058

		47,549,138

METALS & MINERALS - 0.7%
1,838,010	Arch Coal, Inc. Exit Term Loan 10.00%, 10/05/2021	1,870,947
2,767,603	MacDermid, Inc. Term Loan 5.00%, 06/07/2023	2,808,439

		4,679,386

Principal Amount ($)		Value ($)

RETAIL - 5.7%
7,090,810	American Builders & Contractors Supply Co. Term Loan B 3.52%, 10/31/2023	7,168,596
3,000,000	Burlington Coat Factory Warehouse Corporation Term Loan B-4 3.51%, 08/13/2021	3,026,775
3,885,012	Dollar Tree, Inc. Term Loan B-2 4.25%, 07/06/2022	3,951,368
10,244,944	J.C. Penney Corporation, Inc. Term Loan B 5.25%, 06/23/2023	10,306,824
2,739,130	Jo-Ann Stores, Inc. Term Loan 6.26%, 09/27/2023 (b)	2,764,810
1,129,245	Leslie’s Poolmart, Inc. Tranche B Term Loan 5.25%, 08/16/2023	1,144,072
7,001,502	Men’s Wearhouse, Inc. (The) Term Loan B-1 5.00%, 06/18/2021	6,957,742
6,941,836	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	6,117,493

		41,437,680

SERVICE - 10.3%
3,466,770	Advanced Disposal Services Inc. Term Loan B-3 3.50%, 11/10/2023	3,502,166
6,861,068	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 07/23/2021	6,897,088
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,760,819
6,703,972	AlixPartners, LLP Term Loan B 4.00%, 07/28/2022	6,771,615
318,501	Allison Transmission, Inc. Term Loan B-3 3.26%, 09/23/2022	323,119
549,057	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	554,548
997,500	ExamWorks Group, Inc. Initial Term Loan 4.75%, 07/27/2023	1,005,400
2,798,860	First Data Corporation Repriced Term Loan 3.76%, 07/10/2022	2,832,978
1,073,963	GCA Merger Sub, Inc. Term Loan 6.06%, 03/01/2023	1,090,078
4,291,892	KAR Auction Services, Inc. Term Loan B-3 4.50%, 03/09/2023	4,356,936

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

SERVICE (continued)
6,624,119	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	6,614,050
9,817,701	Travelport Finance (Luxembourg) S.a.r.l. Term Loan B 5.00%, 09/02/2021	9,931,243
1,303,873	WASH Multifamily Laundry Systems, LLC First Lien Term Loan 4.25%, 05/14/2022	1,305,502
228,347	First Lien Term Loan 4.25%, 05/14/2022	228,632
2,293,387	Waste Industries USA, Inc. Term Loan B 3.52%, 02/27/2020	2,310,232
25,368,949	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020	21,155,928
2,961,310	WEX Inc. Term Loan B 4.27%, 07/01/2023	3,010,127

		75,650,461

TRANSPORTATION - 0.4%
2,974,817	Dealer Tire, LLC Term Loan B 4.75%, 12/22/2021	3,023,158
164,934	XPO Logistics, Inc. Refinanced Term Loan 4.25%, 11/01/2021	167,343

		3,190,501

UTILITY - 5.5%
6,790,735	Calpine Corporation Term Loan B-5 3.75%, 01/15/2024	6,833,585
1,984,962	Term Loan B-6 3.75%, 01/15/2023	2,000,405
937,500	Dayton Power & Light Company (The) Term Loan B 4.01%, 08/24/2022	952,153
4,545,455	Dynegy Inc. Term Loan 5.00%, 06/27/2023	4,610,795
1,805,157	EFS Cogen Holdings I LLC Term Loan B 4.50%, 06/28/2023	1,823,208
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022	2,412,500
6,211,180	Lightstone Generation LLC Term Loan B 1.00%, 11/22/2023 (b)	6,299,162
591,541	Term Loan C 1.00%, 11/22/2023 (b)	599,920
2,574,713	TEX Operations Co. LLC Exit Term Loan B 5.00%, 08/04/2023 (b)	2,609,524

Principal Amount ($)		Value ($)

UTILITY (continued)
587,215	Exit Term Loan C 5.00%, 08/04/2023 (b)	595,154
59,127,210	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (f)	295,636
11,034,483	Vistra Operations Co. LLC Term Loan B-2 4.00%, 12/14/2023	11,198,290

		40,230,332

	Total U.S. Senior Loans (Cost $593,880,968)	483,870,347

Foreign Denominated or Domiciled Senior Loans (a) - 4.3%

CANADA - 1.9%
USD
4,032,258	Lions Gate Entertainment Corp. First Lien Term Loan 3.75%, 12/08/2023	4,065,867
7,980,000	Telesat Canada USD Term Loan B3 4.50%, 11/07/2023	8,107,121
2,153,636	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 5.25%, 08/05/2020	2,151,988

		14,324,976

CAYMAN ISLANDS - 0.3%
USD
1,992,786	Avago Technologies Cayman Ltd. Term Loan B-3 3.70%, 02/01/2023	2,024,302

GERMANY (c)(d) - 0.0%
EUR
211,159	Schieder Mobel Holding GmbH Delayed Draw Term Loan	—

LUXEMBOURG - 1.3%
USD
6,689,248	Endo Luxembourg Finance Company I S.a r.l. Term Loan B 3.81%, 09/26/2022	6,732,260
2,585,358	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.84%, 04/28/2021	2,369,649
206,379	Samsonite International S.A. Term Loan B 4.02%, 08/01/2023	209,948

		9,311,857

MARSHALL ISLANDS - 0.7%
USD
6,914,675	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	4,515,283

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)

Foreign Denominated or Domiciled Senior Loans (continued)

MARSHALL ISLANDS (continued)
438,229	OSG International, Inc. OIN Term Loan 5.75%, 08/05/2019 (b)	426,726

		4,942,009

UNITED KINGDOM (c)(d) - 0.0%
GBP
808,413	Henson No. 4, Ltd. Term Loan Facility B	—
201,951	Henson No. 4, Ltd. Term Loan Facility B	—
801,772	Henson No. 4, Ltd. Term Loan Facility C	—
221,425	Henson No. 4, Ltd. Term Loan Facility C	—

		—

UNITED KINGDOM - 0.1%
USD
1,000,000	Virgin Media Investment Holdings Limited USD Term Loan I 3.49%, 01/31/2025	1,005,940

	Total Foreign Denominated or Domiciled Senior Loans (Cost $36,143,012)	31,609,084

Collateralized Loan Obligations (g)(h) - 7.4%
1,000,000	ACAS CLO, Ltd. Series 2015-2A, Class E 6.79%, 10/28/2027	950,000
3,000,000	Acis CLO, Ltd. Series 2013-1A, Class E 6.48%, 04/18/2024 (i)	2,658,000
3,000,000	Series 2014-3A, Class D 4.01%, 02/01/2026 (i)	2,641,035
750,000	Series 2014-4A, Class D 3.99%, 05/01/2026 (i)	669,656
2,000,000	Series 2014-4A, Class E 5.69%, 05/01/2026 (i)	1,540,000
2,000,000	Series 2014-5A, Class D 5.23%, 11/01/2026 (i)	1,883,440
1,000,000	Series 2015-6A, Class D 4.66%, 05/01/2027 (i)	922,500
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E1 5.88%, 10/15/2027	1,380,840
1,000,000	Apidos CLO Series 2013-12A, Class F 5.78%, 04/15/2025	796,500
1,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.33%, 07/18/2027	835,300
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.78%, 04/18/2027	1,970,000

Principal Amount ($)		Value ($)
400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 4.53%, 07/15/2027	380,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 2.18%, 04/15/2021	930,190
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.63%, 04/13/2025	1,745,960
500,000	Figueroa CLO, Ltd. Series 2014-1A, Class E 6.58%, 01/15/2027	450,000
1,500,000	Series 2014-1A, Class F 7.38%, 01/15/2027	1,140,000
2,000,000	Flagship CLO, Ltd. Series 2013-7A, Class E 5.63%, 01/20/2026	1,630,000
3,000,000	Series 2014-8A, Class D 4.58%, 01/16/2026	2,760,000
3,500,000	Series 2014-8A, Class E 6.08%, 01/16/2026	2,887,500
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.93%, 04/15/2025	1,043,125
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 6.04%, 11/18/2026	2,527,500
3,000,000	KVK CLO, Ltd. Series 2015-1A, Class D 4.91%, 05/20/2027	2,842,500
2,800,000	Series 2015-1A, Class E 6.66%, 05/20/2027	2,478,000
4,000,000	OHA Credit Partners VIII, Ltd. Series 2013-8A, Class E 5.28%, 04/20/2025	3,480,000
1,000,000	OZLM XII, Ltd. Series 2015-12A, Class D 6.29%, 04/30/2027	917,800
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 6.08%, 10/15/2026	1,068,480
1,000,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.89%, 10/30/2026	958,900
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.89%, 11/01/2021 (i)	1,287,294
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class E 6.13%, 07/15/2026	897,000
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.93%, 01/16/2027	850,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 5.19%, 08/01/2022 (i)	1,828,569
4,000,000	York CLO-2, Ltd. Series 2015-1A, Class E 7.13%, 10/22/2027	3,765,000

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

Collateralized Loan Obligations (continued)
2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 6.33%, 07/25/2026	1,807,400

	Total Collateralized Loan Obligations (Cost $56,001,430)	53,922,489

Corporate Bonds & Notes - 4.3%

CHEMICALS - 1.1%
6,982,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	6,597,990
1,947,500	4.69%, 04/24/2022	1,684,588

		8,282,578

ENERGY (c) - 0.0%
3,000,000	Venoco, LLC	60,000

HEALTHCARE (g) - 0.9%
7,750,000	Ortho-Clinical Diagnostics, Inc./ Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022	6,897,500

INFORMATION TECHNOLOGY (g) - 0.3%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021	1,988,385

RETAIL (g) - 0.4%
3,000,000	Guitar Center, Inc. 6.50%, 04/15/2019	2,737,500

TELECOMMUNICATIONS - 0.4%
6,763,925	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	2,612,566

UTILITY - 1.2%
4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	2,870,000
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)	6,006,000
20,000,000	Texas Competitive Electric Holdings Co., LLC (f)	150,000
8,000,000	Texas Competitive Electric Holdings Co., LLC (f)	120,000

		9,146,000

	Total Corporate Bonds & Notes (Cost $48,558,097)	31,724,529

Shares

Claims - 0.0%

TELECOMMUNICATIONS (j) - 0.0%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692	52,138

	Total Claims (Cost $1,983,033)	52,138

Common Stocks - 9.3%

ENERGY (k) - 0.2%
20,317	Arch Coal, Inc., Class A	1,585,742
1,118,286	Value Creation, Inc.(d)	1

		1,585,743

Shares		Value ($)

GAMING & LEISURE (d)(e)(k) - 0.0%
44	LLV Holdco LLC - Litigation Trust Units	—
34,512	LLV Holdco LLC - Series A, Membership Interest	—
436	LLV Holdco LLC - Series B, Membership Interest	—

		—

HEALTHCARE (d)(e)(k) - 0.0%
207,031	CCS Medical, Inc.	207

HOUSING (d)(k) - 0.5%
1,648,350	CCD Equity Partners LLC	4,071,425
8	Nevada Land Group LLC(e)	—

		4,071,425

MEDIA & TELECOMMUNICATIONS (k)(l) - 6.2%
501,736	Metro-Goldwyn-Mayer, Inc., Class A	45,114,345

REAL ESTATE (d)(e)(k) - 0.0%
1,196,372	Allenby	1
8,138,749	Claymore	8

		9

UTILITY - 2.4%
10,378	Entegra TC LLC, Class A(k)	290,584
286,159	Entegra TC LLC, Class B(k)	—
1,117,866	Vistra Energy Corp.(m)	17,326,920

		17,617,504

	Total Common Stocks (Cost $372,733,319)	68,389,233

Units

Rights - 0.3%

UTILITY (k) - 0.3%
1,117,866	Texas Competitive Electric Holdings Co., LLC	1,844,478

	Total Rights (Cost $3,992,865)	1,844,478

Warrants - 0.0%

ENERGY (k) - 0.0%
5,801	Arch Coal, Inc. expires 10/05/23	216,087

GAMING & LEISURE (d)(e)(k) - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest	—
2,522	LLV Holdco LLC - Series D, Membership Interest	—
2,819	LLV Holdco LLC - Series E, Membership Interest	—
3,172	LLV Holdco LLC - Series F, Membership Interest	—
3,594	LLV Holdco LLC - Series G, Membership Interest	—

		—

	Total Warrants (Cost $—)	216,087

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Floating Rate Opportunities Fund

Shares		Value ($)

Registered Investment Companies (n) - 0.1%
482,064	State Street Navigator Prime Securities Lending Portfolio	482,064

	Total Registered Investment Companies (Cost $482,064)	482,064

Cash Equivalents - 9.4%
68,401,017	State Street Institutional U.S. Government Money Market Fund, Premier Class	68,401,017

	Total Cash Equivalents (Cost $68,401,017)	68,401,017

Total Investments - 101.2%		740,511,466

(Cost $1,182,175,805)
Other Assets & Liabilities, Net - (1.2)%		(8,790,051)

Net Assets - 100.0%		731,721,415

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $46,612,133, or 6.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(e)	Affiliated issuer. Assets with a total aggregate market value of $38,540,707, or 5.3% of net assets, were affiliated with the Fund as of December 31, 2016.
(f)	Represents value held in escrow pending future events. No interest is being accrued.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $71,551,874 or 9.8% of net assets.
(h)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.
(i)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Non-income producing security.

(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	12/20/2010	$21,845,688	$45,114,345	6.2%

(m)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $467,000. The loaned securities were secured with cash collateral of $482,064. Collateral is calculated based on prior day’s prices. See Note 4.
(n)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Media & Telecommunications	1.8%
Energy	1.0%
Industrials	0.9%
Healthcare	0.3%
Information Technology	0.3%
Consumer Discretionary	0.0%
Consumer Durables	0.0%
Retail	0.0%

Total	4.3%

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$482,064	$482,064
Total Borrowings	$482,064	$482,064
Gross amount of recognized liabilities for securities lending transactions		$482,064

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 41.5%

AEROSPACE - 1.2%
997,403	Sequa Corp. Initial Term Loan 5.25%, 06/19/2017	947,283

CONSUMER PRODUCTS - 2.0%
1,581,829	Laureate Education, Inc. Extended Term Loan 8.87%, 03/17/2021	1,590,734

ENERGY - 14.1%
1,677,473	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	1,557,953
1,727,482	Chief Exploration & Development LLC Second Lien Term Loan 7.75%, 05/16/2021	1,697,251
1,452,967	Fieldwood Energy LLC First Lien Last Out Term Loan 8.38%, 09/30/2020	1,274,979
6,741,413	Second Lien Term Loan 8.38%, 09/30/2020	4,820,110
2,824,942	Seadrill Partners Finco LLC Initial Term Loan 4.00%, 02/21/2021	1,963,335

		11,313,628

FINANCIAL (b) - 0.3%
235,849	Ocwen Financial Corp. Term Loan B 1.00%, 12/05/2020	238,895

HOUSING - 1.2%
936,170	84 Lumber Co. Term Loan B 6.75%, 10/04/2023	940,851

INFORMATION TECHNOLOGY - 4.5%
1,486,137	AF Borrower LLC First Lien Term Loan 6.25%, 01/28/2022	1,492,950
2,477,476	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020	2,161,610

		3,654,560

MANUFACTURING - 2.1%
997,429	Crosby US Acquisition Corp. First Lien Term Loan 1.00%, 11/23/2020 (b)	900,809
740,741	WireCo WorldGroup, Inc. Second Lien Term Loan B 10.00%, 09/30/2024	747,222

		1,648,031

MEDIA & TELECOMMUNICATIONS - 2.2%
977,431	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	672,795

Principal Amount ($)		Value ($)

MEDIA & TELECOMMUNICATIONS (continued)
1,350,000	iHeartCommunications, Inc. Tranche D Term Loan 7.52%, 01/30/2019	1,103,625

		1,776,420

METALS & MINERALS (b) - 0.6%
431,684	Arch Coal, Inc. Exit Term Loan 1.00%, 10/05/2021	439,419

RETAIL - 3.2%
2,886,695	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	2,543,900

SERVICE - 2.2%
2,055,323	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020	1,713,995

TELECOMMUNICATIONS (c) - 0.9%
715,292	TerreStar Corporation Term Loan A 5.50%, 02/27/2020	713,146

TRANSPORTATION - 3.4%
1,989,950	Gruden Acquisition, Inc. First Lien Term Loan 5.75%, 08/18/2022	1,905,377
1,000,000	Second Lien Term Loan 9.50%, 08/18/2023	791,670

		2,697,047

UTILITY - 3.6%
1,750,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022 (b)	1,688,750
15,190,310	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (d)	75,952
1,103,448	Vistra Operations Co. LLC Term Loan B-2 4.00%, 12/14/2023	1,119,829

		2,884,531

	Total U.S. Senior Loans (Cost $32,061,423)	33,102,440

Foreign Denominated or Domiciled Senior Loans (a) - 6.0%

LUXEMBOURG - 4.5%
USD
1,817,314	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.84%, 04/28/2021	1,665,686
2,500,000	Second Lien Initial Term Loan 9.34%, 04/28/2022	1,883,600

		3,549,286

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Opportunistic Credit Fund

Principal Amount		Value ($)

Foreign Denominated or Domiciled Senior Loans (continued)

MARSHALL ISLANDS - 1.5%
USD
1,886,908	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	1,232,151

	Total Foreign Denominated or Domiciled Senior Loans (Cost $4,347,510)	4,781,437

Collateralized Loan Obligations (e)(f) - 12.7%
1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.68%, 07/15/2026	1,227,300
1,000,000	Eaton Vance CLO 2013-1, Ltd. Series 2013-1A, Class DR 8.34%, 01/15/2028	975,803
551,596	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.33%, 11/25/2051 (g)	524,017
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 5.38%, 04/18/2026	2,085,840
1,000,000	Recette CLO LLC Series 2015-1A, Class F 8.33%, 10/20/2027	858,300
1,000,000	Regatta Funding L.P. 2013-2A Series 2013-2A, Class DR 8.55%, 01/15/2029	967,500
2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 6.02%, 06/22/2025	1,695,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 5.19%, 08/01/2022 (g)	1,828,569

	Total Collateralized Loan Obligations (Cost $10,375,116)	10,162,329

Corporate Bonds & Notes - 12.3%

ENERGY (e) - 1.3%
464	American Energy-Permian Basin LLC 7.38%, 11/01/2021	395
1,173,000	California Resources Corp. 8.00%, 12/15/2022	1,049,835

		1,050,230

HEALTHCARE EQUIPMENT & SERVICES (e) - 0.7%
600,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022	534,000

MATERIALS - 2.6%
1,000,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	865,000
1,250,000	Tronox Finance LLC 6.38%, 08/15/2020 (h)	1,175,000

		2,040,000

Principal Amount ($)		Value ($)

RETAIL (e) - 0.0%
700	Guitar Center, Inc. 6.50%, 04/15/2019	639

TELECOMMUNICATION SERVICES - 4.5%
2,500,000	Avaya, Inc. 10.50%, 03/01/2021 (e)	1,087,500
2,838,910	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,096,529
1,807,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	1,409,460

		3,593,489

UTILITIES - 3.2%
2,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	1,435,000
2,437,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (e)	938,245
15,307,000	Texas Competitive Electric Holdings Co., LLC (d)	114,802
3,506,000	Texas Competitive Electric Holdings Co., LLC (d)	26,295
467,000	Texas Competitive Electric Holdings Co., LLC (d)	3,503
3,000,000	Texas Competitive Electric Holdings Co., LLC (d)	25,500

		2,543,345

	Total Corporate Bonds & Notes (Cost $11,272,903)	9,761,703

Foreign Corporate Bonds & Notes - 0.0%

NETHERLANDS (c)(i) - 0.0%
USD - 0.0%
97,918	Celtic Pharma Phinco BV	—
220,068	Celtic Pharma Phinco BV	—

		—

	Total Foreign Corporate Bonds & Notes (Cost $212,562)	—

Shares

Common Stocks - 16.1%

CHEMICALS (j) - 1.2%
105,492	MPM Holdings, Inc.	914,246

COMMERCIAL & PROFESSIONAL SERVICES (j) - 0.0%
2,488	Pendrell Corp.	16,794

ENERGY - 4.0%
31,149	Arch Coal, Inc., Class A (b)(j)	2,431,179
19,850	Kinder Morgan, Inc.	411,093
8,750	SemGroup Corp., Class A	365,313

		3,207,585

MATERIALS (c)(j) - 3.3%
6,632	Euramax International, Inc.	2,591,828

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Opportunistic Credit Fund

Shares		Value ($)

Common Stocks (continued)

MEDIA (j)(k) - 0.7%
6,363	Metro-Goldwyn-Mayer, Inc., Class A	572,139

TELECOMMUNICATION SERVICES (c)(j)(k) - 2.0%
5,082	TerreStar Corporation	1,594,579

UTILITIES - 5.0%
3,322	Entegra TC LLC, Class A (j)	93,016
253,272	Vistra Energy Corp.	3,925,716

		4,018,732

	Total Common Stocks (Cost $19,490,779)	12,915,903

Preferred Stocks - 1.2%

FINANCIAL (e)(f)(g) - 1.2%
1,500	Grayson CLO, Ltd.	516,878
1,000	Westchester CLO, Ltd.	412,650

		929,528

	Total Preferred Stocks (Cost $1,443,578)	929,528

Master Limited Partnerships - 1.7%

ENERGY - 1.7%
21,700	Energy Transfer Equity LP	419,027
21,500	Enterprise Products Partners LP	581,360
9,850	Energy Transfer Partners LP	352,729

		1,353,116

HEALTHCARE EQUIPMENT & SERVICES (c) - 0.0%
141,000	Genesys Ventures IA LP	4,413

	Total Master Limited Partnerships (Cost $1,708,970)	1,357,529

Units

Rights - 0.5%

UTILITY (j) - 0.5%
253,272	Texas Competitive Electric Holdings Co., LLC	417,899

	Total Rights (Cost $863,743)	417,899

Warrants (j) - 0.0%

ENERGY - 0.0%
180,000	Kinder Morgan, Inc., expires 05/25/2017	990

	Total Warrants (Cost $695,412)	990

Shares		Value ($)

Registered Investment Companies (l) - 1.3%
1,042,520	State Street Navigator Prime Securities Lending Portfolio	1,042,520

	Total Registered Investment Companies (Cost $1,042,520)	1,042,520

Cash Equivalents - 7.5%
5,953,495	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,953,495

	Total Cash Equivalents (Cost $5,953,495)	5,953,495

Total Investments - 100.8%		80,425,773

(Cost $89,468,011)
Other Assets & Liabilities, Net - (0.8)%		(610,895)

Net Assets - 100.0%		79,814,878

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,903,966, or 6.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $14,702,471 or 18.6% of net assets.
(f)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.
(g)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(h)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $1,027,947. The loaned securities were secured with cash collateral of $1,042,520. Collateral is calculated based on prior day’s prices. See Note 4.
(i)	The issuer is, or is in danger of being, in default of its payment obligation.
(j)	Non-income producing security.

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Opportunistic Credit Fund

(k)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$572,139	0.7%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,594,579	2.0%

(l)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$1,042,520	$1,042,520
Total Borrowings	$1,042,520	$1,042,520
Gross amount of recognized liabilities for securities lending transactions		$1,042,520

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

22	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2016 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Assets
Investments, at value(a)	470,597,350	174,578,973	633,569,742	74,472,278
Affiliated investments, at value (Note 10)	4,057,965	3,421,558	38,540,707	—

Total Investments, at value	474,655,315	178,000,531	672,110,449	74,472,278
Cash equivalents (Note 2)	—	11,803,596	68,401,017	5,953,495
Cash	2,087,272	65	1,822,221	49,989
Restricted Cash — Futures (Note 2)	64,500	1,999,951	—	—
Restricted Cash — Securities Sold Short (Note 2)	181,093,028	43,141,146	49	996,039
Restricted Cash — Swap (Note 2)	15,630,005	580,000	—	—
Foreign currency	669	—	—	—
Swaps, at value	2,372,025	—	—	—
Receivable for:
Investments sold	85,933,517	16,775,769	17,233,443	1,726,582
Dividends and interest	485,371	217,303	7,767,093	1,816,935
Terminated Swaps	73,806	—	—	—
Fund shares sold	1,042,118	365,850	3,752,390	299,383
Prepaid expenses and other assets	221,050	415,211	337,532	167,723

Total assets	763,658,676	253,299,422	771,424,194	85,482,424

Liabilities
Bank overdraft of foreign currency	—	—	5,332	—
Securities sold short, at value (Notes 2 and 8)	222,253,138	63,968,325	—	—
Swaps, at value	655,982	65,916	—	—
Payable for:
Upon receipt of securities loaned (Note 4)	—	7,629,704	482,064	1,042,520
Distributions to shareholders	106,217	9,600	199,300	110,382
Investments purchased	52,292,003	1,340,686	35,856,487	4,116,691
Fund shares redeemed	1,608,427	4,371,103	2,121,977	354,315
Variation margin on futures contracts	10,500	—	—	—
Investment advisory and administration fees (Note 7)	499,649	201,223	681,183	36,082
Trustees’ fees	4,358	2,383	—	—
Distribution and shareholder service fees (Note 7)	6,689	7,649	38,187	620
Transfer agent fees	223,004	108,550	103,976	18
Swap payments	73,547	—	—	—
Interest expense (Note 6)	—	—	—	1,404
Commitment fee payable (Note 6)	5,357	3,016	63,889	349
Accrued expenses and other liabilities	334,237	167,668	150,384	5,165

Total liabilities	278,073,108	77,875,823	39,702,779	5,667,546

Commitments and Contingencies (Note 7)

Net Assets	485,585,568	175,423,599	731,721,415	79,814,878

See accompanying Notes to Financial Statements.	23

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2016 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Net Assets Consist of:
Par value (Note 1)	42,554	15,555	100,437	18,665
Paid-in capital	493,281,875	386,234,034	1,883,847,911	103,453,044
Accumulated net investment income	(8,885,335)	(6,464,487)	(19,463,319)	169,121
Accumulated net realized gain/(loss) from investments, securities sold short, written options, futures contracts and foreign currency transactions	(12,751,822)	(204,553,214)	(691,099,536)	(14,783,714)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency translations	13,898,296	191,711	(441,664,078)	(9,042,238)

Net Assets	485,585,568	175,423,599	731,721,415	79,814,878

Investments, at cost	454,142,150	172,688,643	763,028,950	83,514,516
Affiliated investments, at cost (Note 10)	4,000,848	4,406,451	350,745,838	—
Cash equivalents, at cost (Note 2)	—	11,803,596	68,401,017	5,953,495
Foreign currency, at cost	688	(4,298)	(5,593)	—
Proceeds from securities sold short	217,889,126	63,320,785	—	—
(a) Includes market value of securities on loan:	10,003,435	9,346,426	467,000	1,027,947

Class A:
Net assets	35,447,203	58,183,455	240,072,050	11,087,620
Shares outstanding ($0.001 par value; unlimited shares authorized)	3,188,704	5,183,962	32,939,047	2,580,322
Net asset value per share(a)	11.12	11.22	7.29	4.30
Maximum offering price per share(b)(c)	11.77	11.87	7.55	4.45

Class C:
Net assets	35,755,238	34,101,374	230,552,411	1,018,596
Shares outstanding ($0.001 par value; unlimited shares authorized)	3,445,515	3,215,089	31,644,555	235,369
Net asset value and offering price per share(a)	10.38	10.61	7.29	4.33

Class Z:
Net assets	414,383,127	83,138,770	261,096,954	67,708,662
Shares outstanding ($0.001 par value; unlimited shares authorized)	35,920,202	7,155,903	35,853,508	15,849,120
Net asset value, offering and redemption price per share	11.54	11.62	7.28	4.27

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)

The sales charge is 5.50% for Long/Short Equity Fund and the Long/Short Healthcare Fund. The sales charge is 3.50% for the Floating Rate Opportunities Fund and the Opportunistic Credit Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

24	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2016 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	2,272,529	553,962	2,593,449	821,996
Dividends from affiliated issuers (Note 10)	848	—	—	—
Less: Foreign taxes withheld	(320)	(5,585)	—	—
Securities lending income (Note 4)	47,575	115,474	14,760	1,679
Interest from unaffiliated issuers	57,533	314,944	15,955,007	3,559,115
Interest from affiliated issuers (Note 10)	—	—	3,298,332	—
Other income	13,919	65,162	1,299,436	62,440

Total Income	2,392,084	1,043,957	23,160,984	4,445,230

Expenses:
Investment advisory (Note 7)	6,558,128	1,272,751	2,233,756	337,667
Administration fees (Note 7)	582,945	254,550	687,310	—
Distribution and shareholder service fees: (Note 7)
Class A	66,083	132,990	371,954	12,135
Class C	217,311	242,080	984,376	1,964
Transfer agent fees	285,567	173,195	325,734	4,731
Trustees fees (Note 7)	62,644	27,811	65,123	5,938
Accounting services fees (Note 7)	143,478	74,578	96,278	24,008
Audit fees	83,613	42,248	92,134	13,278
Legal fees	213,090	99,786	204,295	31,387
Registration fees	33,032	41,584	31,750	22,464
Insurance	61,164	48,168	48,105	4,757
Reports to shareholders	56,521	42,822	55,322	4,466
Interest expense (Note 6)	—	—	313	—
Commitment fees-credit agreement (Note 6)	15,071	6,846	50,199	1,344
Dividends and fees on securities sold short (Note 2)	2,041,050	986,295	—	8,115
Other	37,012	44,497	28,032	4,658

Total operating expenses before waiver and reimbursement (Note 7)	10,456,709	3,490,201	5,274,681	476,912
Less: Expenses waived or borne by the adviser and administrator	(3,643,404)	—	(169,993)	(147,812)
Less: Reimbursement of custodian fees (Note 7)	—	—	(219,223)	—

Net operating expenses	6,813,305	3,490,201	4,885,465	329,100

Net investment income (loss)	(4,421,221)	(2,446,244)	18,275,519	4,116,130

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	22,619,109	(949,248)	(4,110,552)	(2,366,977)
Securities sold short (Note 2)	(11,686,325)	1,728,192	—	(18,730)
Swap contracts (Note 3)	(1,339,508)	—	—	—
Written options contracts (Note 3)	4,444,596	(144,711)	—	—
Futures contracts (Note 3)	675,533	2,001,426	—	—
Foreign currency related transactions	(518,170)	(38,894)	(257)	—
Change in unrealized appreciation (depreciation) on:
Investments	4,286,809	(3,352,650)	36,401,271	12,045,372
Securities sold short (Note 2)	(3,490,878)	1,189,880	—	18,660
Swap contracts (Note 3)	1,213,830	(65,916)	—	—
Unfunded transactions (Note 11)	—	—	24,512	2,592
Written options contracts (Note 3)	(328,765)	—	—	—
Futures contracts (Note 3)	(471,082)	—	—	—
Foreign currency related translations	26,723	(73)	261	—

Net realized and unrealized gain on investments	15,431,872	368,006	32,315,235	9,680,917

Total increase (decrease) in net assets resulting from operations	11,010,651	(2,078,238)	50,590,754	13,797,047

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(4,421,221)	(10,819,427)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	14,195,235	(9,242,656)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	1,236,637	(25,795,629)

Net increase (decrease) from operations	11,010,651	(45,857,712)

Distributions to shareholders from:
Net realized gains
Class A	—	(2,927,543)
Class C	—	(2,622,346)
Class Z	—	(28,703,476)

Total distributions	—	(34,253,365)

Increase (decrease) in net assets from operations and distributions	11,010,651	(80,111,077)

Share transactions:
Proceeds from sale of shares
Class A	4,243,752	30,681,439
Class C	848,274	25,691,462
Class Z	31,912,558	314,509,422
Value of distributions reinvested
Class A	—	2,196,732
Class C	—	1,835,375
Class Z	—	19,307,282
Cost of shares redeemed
Class A	(9,656,102)	(62,280,099)
Class C	(15,721,693)	(26,843,357)
Class Z	(198,275,296)	(420,465,554)

Net decrease from shares transactions	(186,648,507)	(115,367,298)

Total decrease in net assets	(175,637,856)	(195,478,375)

Net Assets
Beginning of period	661,223,424	856,701,799

End of period	485,585,568	661,223,424

Accumulated net investment loss	(8,885,335)	(4,464,114)

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	384,167	2,684,235
Issued for distribution reinvested	—	193,374
Shares redeemed	(869,685)	(5,616,962)

Net decrease in fund shares	(485,518)	(2,739,353)

Class C:
Shares sold	81,448	2,360,636
Issued for distribution reinvested	—	171,851
Shares redeemed	(1,512,856)	(2,570,556)

Net decrease in fund shares	(1,431,408)	(38,069)

Class Z:
Shares sold	2,771,634	26,617,314
Issued for distribution reinvested	—	1,643,173
Shares redeemed	(17,196,450)	(36,555,781)

Net decrease in fund shares	(14,424,816)	(8,295,294)

See accompanying Notes to Financial Statements.	27

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(2,446,244)	(11,048,727)
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	2,596,765	(184,480,192)
Net decrease in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency transactions	(2,228,759)	(15,985,431)

Net decrease from operations	(2,078,238)	(211,514,350)

Distributions to shareholders from:
Net realized gains
Class A	—	(6,880,166)
Class C	—	(4,004,462)
Class Z	—	(18,542,641)

Total distributions	—	(29,427,269)

Decrease in net assets from operations and distributions	(2,078,238)	(240,941,619)

Share transactions:
Proceeds from sale of shares
Class A	3,870,655	98,279,483
Class C	685,659	40,918,847
Class Z	8,313,678	302,636,678
Value of distributions reinvested
Class A	—	6,645,804
Class C	—	3,950,299
Class Z	—	16,022,635
Cost of shares redeemed
Class A	(28,622,671)	(145,627,250)
Class C	(21,392,200)	(41,705,881)
Class Z	(83,540,507)	(459,470,107)

Net decrease from shares transactions	(120,685,386)	(178,349,492)

Total decrease in net assets	(122,763,624)	(419,291,111)

Net Assets
Beginning of period	298,187,223	717,478,334

End of period	175,423,599	298,187,223

Accumulated net investment loss	(6,464,487)	(4,018,243)

28	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	320,125	6,619,323
Issued for distribution reinvested	—	495,586
Shares redeemed	(2,438,113)	(10,878,179)

Net decrease in fund shares	(2,117,988)	(3,763,270)

Class C:
Shares sold	60,865	2,803,032
Issued for distribution reinvested	—	310,071
Shares redeemed	(1,928,769)	(3,453,207)

Net decrease in fund shares	(1,867,904)	(340,104)

Class Z:
Shares sold	680,566	19,940,540
Issued for distribution reinvested	—	1,160,220
Shares redeemed	(6,910,990)	(34,960,817)

Net decrease in fund shares	(6,230,424)	(13,860,057)

See accompanying Notes to Financial Statements.	29

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	18,275,519	36,809,390
Net realized loss on investments and foreign currency transactions	(4,110,809)	(3,353,207)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, unfunded transactions and foreign currency transactions	36,426,044	(81,708,974)

Net increase (decrease) from operations	50,590,754	(48,252,791)

Distributions to shareholders from:
Net investment income
Class A	(5,548,083)	(10,094,272)
Class C	(5,502,904)	(13,337,632)
Class Z	(6,751,756)	(12,813,227)

Total distributions	(17,802,743)	(36,245,131)

Increase (decrease) in net assets from operations and distributions	32,788,011	(84,497,922)

Share transactions:
Proceeds from sale of shares
Class A	53,671,473	88,747,945
Class C	12,330,570	30,733,727
Class Z	86,844,361	185,169,526
Value of distributions reinvested
Class A	5,108,429	8,572,111
Class C	4,627,611	11,072,969
Class Z	6,304,272	12,097,459
Cost of shares redeemed
Class A	(32,799,580)	(71,913,418)
Class C	(29,782,009)	(83,780,214)
Class Z	(84,879,196)	(212,511,149)

Net increase (decrease) from shares transactions	21,425,931	(31,811,044)

Total increase (decrease) in net assets	54,213,942	(116,308,966)

Net Assets
Beginning of period	677,507,473	793,816,439

End of period	731,721,415	677,507,473

Accumulated net investment loss	(19,463,319)	(19,936,095)

30	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	7,509,133	12,570,378
Issued for distribution reinvested	718,236	1,224,828
Shares redeemed	(4,614,791)	(10,183,669)

Net increase in fund shares	3,612,578	3,611,537

Class C:
Shares sold	1,730,927	4,386,158
Issued for distribution reinvested	651,277	1,580,895
Shares redeemed	(4,194,913)	(11,934,153)

Net decrease in fund shares	(1,812,709)	(5,967,100)

Class Z:
Shares sold	12,231,524	27,012,413
Issued for distribution reinvested	886,821	1,715,740
Shares redeemed	(11,997,825)	(30,239,549)

Net increase (decrease) in fund shares	1,120,520	(1,511,396)

See accompanying Notes to Financial Statements.	31

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	4,116,130	8,459,828
Net realized loss on investments and securities sold short	(2,385,707)	(9,016,105)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short and unfunded transactions	12,066,624	(16,233,854)

Net increase (decrease) from operations	13,797,047	(16,790,131)

Distributions to shareholders from:
Net investment income
Class A	(413,142)	(705,700)
Class C	(27,092)	(22,677)
Class Z	(3,477,430)	(7,631,380)

Total distributions	(3,917,664)	(8,359,757)

Increase (decrease) in net assets from operations and distributions	9,879,383	(25,149,888)

Share transactions:
Proceeds from sale of shares
Class A	5,702,574	692,609
Class C	582,150	299,300
Class Z	14,999,597	12,385,043
Value of distributions reinvested
Class A	375,072	698,815
Class C	12,354	22,629
Class Z	3,231,836	7,132,838
Cost of shares redeemed
Class A	(1,212,219)	(1,770,647)
Class C	(5,680)	(94,005)
Class Z	(13,219,748)	(21,529,791)

Net increase (decrease) from shares transactions	10,465,936	(2,163,209)

Total increase (decrease) in net assets	20,345,319	(27,313,097)

Net Assets
Beginning of period	59,469,559	86,782,656

End of period	79,814,878	59,469,559

Accumulated net investment income (loss)	169,121	(29,345)

32	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	1,404,798	179,217
Issued for distribution reinvested	92,981	180,815
Shares redeemed	(297,553)	(437,390)

Net increase (decrease) in fund shares	1,200,226	(77,358)

Class C:
Shares sold	141,867	77,389
Issued for distribution reinvested	3,076	6,007
Shares redeemed	(1,441)	(21,742)

Net increase in fund shares	143,502	61,654

Class Z:
Shares sold	3,751,928	3,203,906
Issued for distribution reinvested	808,881	1,851,005
Shares redeemed	(3,264,091)	(5,392,262)

Net increase (decrease) in fund shares	1,296,718	(337,351)

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$10.95		$11.98	$12.18	$11.37	$11.30	$11.10
Income from Investment Operations:(a)
Net investment loss	(0.10)		(0.18)	(0.20)	(0.21)	(0.16)	(0.22)
Redemption fees added to paid-in capital	—		—	—	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)	0.27		(0.40)	0.48	1.97	0.53	0.48

Total from investment operations	0.17		(0.58)	0.28	1.76	0.37	0.26
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)

Total distributions declared to shareholders	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)
Net Asset Value, End of Period(c)	$11.12		$10.95	$11.98	$12.18	$11.37	$11.30
Total Return(c)(d)	1.55	%(e)	(4.99)%	2.45%	15.60%	3.38%	2.42%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$35,447		$40,219	$76,813	$195,612	$141,351	$265,712
Gross operating expenses(g)	3.83%		3.62%	3.58%	3.75%	3.79%	3.66%
Net investment income/(loss)	(1.76)%		(1.56)%	(1.63)%	(1.69)%	(1.40)%	(1.99)%
Portfolio turnover rate	312	%(e)	457%	414%	349%	706%	650%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.58%	2.37%	2.33%	2.50%	2.54%	2.41%
Interest expense and commitment fees	0.01%	0.02%	0.07%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.71%	0.57%	0.49%	0.56%	0.66%	0.53%

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$10.25		$11.32	$11.62	$10.95	$10.96	$10.83
Income from Investment Operations:(a)
Net investment loss	(0.13)		(0.23)	(0.26)	(0.27)	(0.22)	(0.28)
Redemption fees added to paid-in capital	—		—	—	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)	0.26		(0.39)	0.44	1.89	0.51	0.47

Total from investment operations	0.13		(0.62)	0.18	1.62	0.29	0.19
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)

Total distributions declared to shareholders	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)
Net Asset Value, End of Period(c)	$10.38		$10.25	$11.32	$11.62	$10.95	$10.96
Total Return(c)(d)	1.27	%(e)	(5.65)%	1.69%	14.89%	2.75%	1.83%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$35,755		$50,006	$55,639	$55,795	$45,925	$57,677
Gross operating expenses(g)	4.48%		4.27%	4.28%	4.39%	4.48%	4.31%
Net investment income/(loss)	(2.40)%		(2.20)%	(2.27)%	(2.35)%	(2.02)%	(2.64)%
Portfolio turnover rate	312	%(e)	457%	414%	349%	706%	650%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.23%	3.02%	3.03%	3.14%	3.22%	3.06%
Interest expense and commitment fees	0.01%	0.01%	0.07%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.69%	0.57%	0.54%	0.56%	0.67%	0.53%

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Year	$11.34		$12.35	$12.51	$11.61	$11.50	$11.27
Income from Investment Operations:(a)
Net investment loss	(0.08)		(0.14)	(0.16)	(0.17)	(0.11)	(0.18)
Redemption fees added to paid-in capital	—		—	—	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)	0.28		(0.42)	0.48	2.02	0.52	0.47

Total from investment operations	0.20		(0.56)	0.32	1.85	0.41	0.29
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)

Total distributions declared to shareholders	—		(0.45)	(0.48)	(0.95)	(0.30)	(0.06)
Net Asset Value, End of Year(c)	$11.54		$11.34	$12.35	$12.51	$11.61	$11.50
Total return(c)(d)	1.76	%(e)	(4.67)%	2.71%	16.07%	3.68%	2.56%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$414,383		$570,998	$724,250	$766,646	$692,705	$399,689
Gross operating expenses(g)	3.48%		3.27%	3.28%	3.39%	3.54%	3.31%
Net investment (loss)	(1.41)%		(1.20)%	(1.27)%	(1.34)%	(0.96)%	(1.64)%
Portfolio turnover rate	312	%(e)	457%	414%	349%	706%	650%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.23%	2.02%	2.03%	2.14%	2.28%	2.06%
Interest expense and commitment fees	0.01%	0.01%	0.07%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.70%	0.57%	0.54%	0.56%	0.71%	0.53%

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014		2013		2012

Net Asset Value, Beginning of Period	$11.50		$16.22	$15.07	$11.03		$10.87		$13.75
Income from Investment Operations:
Net investment loss(a)	(0.12)		(0.28)	(0.32)	(0.27)		(0.26)		(0.28)
Redemption fees added to paid-in capital	—		—	—	—	(a)(b)	—	(a)(b)	0.01 (a)
Capital contributions (Note 1)	—		—	—	—		(0.03	)(a)	—
Net realized and unrealized gain/(loss)(a)	(0.16)		(3.86)	2.15	4.31		0.45		(1.36)

Total from investment operations	(0.28)		(4.14)	1.83	4.04		0.16		(1.63)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.58)	(0.68)	—		—		(1.25)

Total distributions declared to shareholders	—		(0.58)	(0.68)	—		—		(1.25)
Net Asset Value, End of Period(c)	$11.22		$11.50	$16.22	$15.07		$11.03		$10.87
Total Return(c)(d)	(2.43	)%(e)	(26.03)%	12.71%	36.63%		1.47%		(12.37)%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$58,183		$83,952	$179,486	$153,358		$11,652		$29,861
Gross operating expenses(g)	2.80%		2.70%	2.55%	2.55%		3.52%		3.30%
Net investment income/(loss)	(1.96)%		(2.01)%	(2.09)%	(1.82)%		(2.48)%		(2.31)%
Portfolio turnover rate	553	%(e)	901%	409%	538%		1,035%		1,336%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.80%	2.70%	2.55%	2.55%	3.52%	2.94%
Interest expense and commitment fees	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.77%	0.85%	0.77%	0.77%	1.03%	1.09%

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014		2013		2012

Net Asset Value, Beginning of Period	$10.90		$15.48	$14.50	$10.68		$10.59		$13.54
Income from Investment Operations:
Net investment loss(a)	(0.15)		(0.34)	(0.42)	(0.35)		(0.31)		(0.34)
Redemption fees added to paid-in capital	—		—	—	—	(a)(b)	—	(a)(b)	0.01 (a)
Capital Contributions (Note 1)	—		—	—	—		(0.03	)(a)	—
Net realized and unrealized gain/(loss)(a)	(0.14)		(3.66)	2.08	4.17		0.43		(1.37)

Total from investment operations	(0.29)		(4.00)	1.66	3.82		0.09		(1.70)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.58)	(0.68)	—		—		(1.25)

Total distributions declared to shareholders	—		(0.58)	(0.68)	—		—		(1.25)
Net Asset Value, End of Period(c)	$10.61		$10.90	$15.48	$14.50		$10.68		$10.59
Total Return(c)(d)	(2.66	)%(e)	(26.37)%	12.02%	35.77%		0.85%		(13.04)%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$34,101		$55,381	$83,971	$47,964		$5,460		$9,181
Gross operating expenses(g)	3.45%		3.38%	3.29%	3.25%		4.20%		3.95%
Net investment income/(loss)	(2.62)%		(2.66)%	(2.81)%	(2.51)%		(3.05)%		(2.96)%
Portfolio turnover rate	553	%(e)	901%	409%	538%		1,035%		1,336%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.45%	3.38%	3.29%	3.25%	4.20%	3.59%
Interest expense and commitment fees	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.77%	0.87%	0.84%	0.79%	1.07%	1.09%

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014		2013		2012

Net Asset Value, Beginning of Year	$11.87		$16.66	$15.40	$11.23		$11.03		$13.88
Income from Investment Operations:
Net investment loss(a)	(0.10)		(0.23)	(0.30)	(0.22)		(0.21)		(0.24)
Redemption fees added to paid-in capital	—		—	—	—	(a)(b)	—	(a)(b)	0.01 (a)
Capital contributions (Note 1)	—		—	—	—		(0.03	)(a)	—
Net realized and unrealized gain/(loss)(a)	(0.15)		(3.98)	2.24	4.39		0.44		(1.37)

Total from investment operations	(0.25)		(4.21)	1.94	4.17		0.20		(1.60)
Less Distributions Declared to Shareholders:
From net realized gains	—		(0.58)	(0.68)	—		—		(1.25)

Total distributions declared to shareholders	—		(0.58)	(0.68)	—		—		(1.25)
Net Asset Value, End of Year(c)	$11.62		$11.87	$16.66	$15.40		$11.23		$11.03
Total return(c)(d)	(2.11	)%(e)	(25.75)%	13.16%	37.13%		1.81%		(11.95)%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$83,139		$158,854	$454,021	$112,879		$13,801		$14,210
Gross operating expenses(g)	2.45%		2.32%	2.41%	2.26%		3.24%		2.95%
Net investment (loss)	(1.64)%		(1.62)%	(1.90)%	(1.51)%		(1.95)%		(1.96)%
Portfolio turnover rate	553	%(e)	901%	409%	538%		1,035%		1,336%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)	For the Years Ended June 30,
		2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.45%	2.32%	2.41%	2.26%	3.24%	2.59%
Interest expense and commitment fees	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%
Dividends and fees on securities sold short	0.78%	0.82%	0.96%	0.80%	1.13%	1.09%

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013		2012

Net Asset Value, Beginning of Period	$6.95		$7.83	$8.20	$7.74	$6.85		$6.96
Income from Investment Operations:(a)
Net investment income	0.19		0.41	0.33	0.33	0.30		0.26
Redemption fees added to paid-in capital	—		—	—	— (b)	—	(b)	— (b)
Net realized and unrealized gain/(loss)	0.34		(0.88)	(0.36)	0.46	0.98		(0.07)

Total from investment operations	0.53		(0.47)	(0.03)	0.79	1.28		0.19
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.41)	(0.34)	(0.32)	(0.30	)(c)	(0.30)
From return of capital	—		—	—	(0.01)	(0.09	)(c)	—

Total distributions declared to shareholders	(0.19)		(0.41)	(0.34)	(0.33)	(0.39)		(0.30)
Net Asset Value, End of Period(d)	$7.29		$6.95	$7.83	$8.20	$7.74		$6.85
Total Return(d)(e)	7.68	%(f)	(5.96)%	(0.36)%	10.43%	19.16%		2.52%
Ratios to Average Net Assets(g)/Supplemental Data:
Net assets, end of period (in 000’s)	$240,072		$203,842	$201,433	$342,776	$249,450		$203,684
Gross operating expenses(h)	1.42	%(i)	1.73%	1.37%	1.60%	1.79%		2.53%
Net investment income/(loss)	5.36%		5.65%	4.12%	4.15%	4.06%		3.91%
Portfolio turnover rate	18	%(f)	53%	55%	69%	71%		50%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.32) and $(0.07), respectively. See Note 5.
(d)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(e)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.38	%(i)	1.46%	1.38%	1.34%	1.58%	2.53%
Interest expense and commitment fees	0.01%		0.15%	0.04%	0.08%	0.10%	0.42%
Dividends and fees on securities sold short	—		0.01%	0.05%	0.04%	—	—

(i)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.
(j)	Represents less than 0.005%.

40	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013		2012

Net Asset Value, Beginning of Period	$6.95		$7.83	$8.20	$7.74	$6.85		$6.96
Income from Investment Operations:(a)
Net investment income	0.17		0.37	0.29	0.30	0.26		0.23
Redemption fees added to paid-in capital	—		—	—	— (b)	—	(b)	— (b)
Net realized and unrealized gain/(loss)	0.34		(0.88)	(0.36)	0.45	0.98		(0.07)

Total from investment operations	0.51		(0.51)	(0.07)	0.75	1.24		0.16
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.37)	(0.30)	(0.28)	(0.26	)(c)	(0.27)
From return of capital	—		—	—	(0.01)	(0.09	)(c)	—

Total distributions declared to shareholders	(0.17)		(0.37)	(0.30)	(0.29)	(0.35)		(0.27)
Net Asset Value, End of Period(d)	$7.29		$6.95	$7.83	$8.20	$7.74		$6.85
Total Return(d)(e)	7.42	%(f)	(6.43)%	(0.87)%	9.90%	18.58%		2.01%
Ratios to Average Net Assets(g)/Supplemental Data:
Net assets, end of period (in 000’s)	$230,552		$232,468	$308,710	$380,974	$326,476		$320,178
Gross operating expenses(h)	1.92	%(i)	2.23%	1.87%	2.10%	2.30%		3.03%
Net investment income/(loss)	4.88%		5.65%	3.71%	3.72%	3.56%		3.41%
Portfolio turnover rate	18	%(f)	53%	55%	69%	71%		50%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.28) and $(0.07), respectively. See Note 5.
(d)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(e)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.87	%(i)	1.96%	1.89%	1.84%	2.08%	3.03%
Interest expense and commitment fees	0.01%		0.15%	0.03%	0.08%	0.14%	0.42%
Dividends and fees on securities sold short	—		0.01%	0.05%	0.04%	—	—

(i)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.
(j)	Represents less than 0.005%.

See accompanying Notes to Financial Statements.	41

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013		2012

Net Asset Value, Beginning of Year	$6.94		$7.83	$8.19	$7.74	$6.84		$6.96
Income from Investment Operations:(a)
Net investment income	0.20		0.43	0.36	0.36	0.29		0.29
Redemption fees added to paid-in capital	—		—	—	— (b)	—	(b)	— (b)
Net realized and unrealized gain/(loss)	0.34		(0.89)	(0.36)	0.45	1.03		(0.08)

Total from investment operations	0.54		(0.46)	— (b)	0.81	1.32		0.21
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.43)	(0.36)	(0.35)	(0.33	)(c)	(0.33)
From return of capital	—		—	—	(0.01)	(0.09	)(c)	—

Total distributions declared to shareholders	(0.20)		(0.43)	(0.36)	(0.36)	(0.42)		(0.33)
Net Asset Value, End of Year(d)	$7.28		$6.94	$7.83	$8.19	$7.74		$6.84
Total return(d)(e)	7.88	%(f)	(5.77)%	0.11%	10.68%	19.77%		2.73%
Ratios to Average Net Assets(g)/Supplemental Data:
Net assets, end of period (in 000’s)	$261,097		$241,197	$283,673	$340,089	$170,170		$22,568
Gross operating expenses(h)	1.07	%(i)	1.38%	1.03%	1.25%	1.31%		2.18%
Net investment income	5.69%		5.65%	4.55%	4.49%	3.88%		4.26%
Portfolio turnover rate	18	%(f)	53%	55%	69%	71%		50%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.34) and $(0.08), respectively. See Note 5.
(d)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(e)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.03	%(i)	1.11%	1.04%	0.99%	1.04%	2.18%
Interest expense and commitment fees	0.01%		0.15%	0.04%	0.08%	0.10%	0.42%
Dividends and fees on securities sold short	—		0.01%	0.05%	0.04%	—	—

(i)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.
(j)	Represents less than 0.005%.

42	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015*

Net Asset Value, Beginning of Period	$3.73		$5.30	$6.22
Income from Investment Operations:(a)
Net investment income	0.25		0.53	0.24
Net realized and unrealized gain/(loss)	0.54		(1.59)	(0.93)

Total from investment operations	0.79		(1.06)	(0.69)
Less Distributions Declared to Shareholders:
From net investment income	(0.22)		(0.51)	(0.23)

Total distributions declared to shareholders	(0.22)		(0.51)	(0.23)
Net Asset Value, End of Period(b)	$4.30		$3.73	$5.30
Total Return(b)(c)	21.78	%(d)	(19.68)%	(11.14	)%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$11,088		$5,149	$7,730
Gross operating expenses(f)	1.72%		2.14%	2.30%
Net investment income/(loss)	12.56%		13.06%	4.43%
Portfolio turnover rate	47	%(d)	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Years Ended June 30,
		2016	2015*
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.28%	1.53%	1.27%
Interest expense and commitment fees	0.01%	0.23%	—
Dividends and fees on securities sold short	0.02%	—	—

See accompanying Notes to Financial Statements.	43

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,
			2016	2015*

Net Asset Value, Beginning of Period	$3.75		$5.30	$6.22
Income from Investment Operations:(a)
Net investment income	0.25		0.50	0.21
Net realized and unrealized gain/(loss)	0.54		(1.58)	(0.93)

Total from investment operations	0.79		(1.08)	(0.72)
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		(0.47)	(0.20)

Total distributions declared to shareholders	(0.21)		(0.47)	(0.20)
Net Asset Value, End of Period(b)	$4.33		$3.75	$5.30
Total Return(b)(c)	21.66	%(d)	(20.16)%	(11.61	)%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$1,019		$344	$160
Gross operating expenses(f)	2.22%		2.64%	2.80%
Net investment income/(loss)	12.47%		12.85%	3.88%
Portfolio turnover rate	47	%(d)	83%	41	%(d)

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class C shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Years Ended June 30,
		2016	2015*
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.78%	2.03%	1.77%
Interest expense and commitment fees	0.01%	0.23%	—
Dividends and fees on securities sold short	0.02%	—	—

44	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended December 31, 2016 (unaudited)		For the Years Ended June 30,		For the Six Months Ended June 30, 2014**		For the Years Ended December 31,
			2016	2015*			2013**	2012**		2011**

Net Asset Value, Beginning of Period	$3.71		$5.30	$6.21	$6.04		$4.49	$3.36		$3.60
Income from Investment Operations:
Net investment income/(loss)	0.24	(a)	0.54 (a)	0.26 (a)	(0.05)		0.05	(0.04	)(a)	(0.01)
Net realized and unrealized gain/(loss)	0.55		(1.59)	(0.92)	0.22		1.50	1.17		(0.23)

Total from investment operations	0.79		(1.05)	(0.66)	0.17		1.55	1.13		(0.24)
Less Distributions Declared to Shareholders:
From net investment income	(0.23)		(0.54)	(0.25)	—		—	—		—

Total distributions declared to shareholders	(0.23)		(0.54)	(0.25)	—		—	—		—
Net Asset Value, End of Period(b)	$4.27		$3.71	$5.30	$6.21		$6.04	$4.49		$3.36
Total return(b)(c)	21.80	%(d)	(19.43)%	(10.63)%	2.81	%(d)	34.52%	33.23%		(6.39)%
Ratios to Average Net Assets(e)/Supplemental Data:
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$67,709		$53,977	$78,893	$2,721		$816	$605		$2,757
Gross operating expenses(f)	1.37%		1.79%	1.95%	4.23%		8.52%	6.86%		5.77%
Net investment income/(loss)	12.14%		13.35%	4.80%	(1.53)%		0.93%	(1.55)%		(0.27)%
Portfolio turnover rate	47	%(d)	83%	41%	—		—	—		8%

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.
**	Historical data shown is that of the Highland Special Situations Fund, which reorganized into the Highland Opportunistic Credit Fund on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes and do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the periods less than a year have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Years Ended June 30,		For the Six Months Ended June 30, 2014**	For the Years Ended December 31,
		2016	2015*		2013**	2012**	2011**
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.93%	1.18%	0.91%	4.23%	8.52%	6.86%	5.77%
Interest expense and commitment fees	0.01%	0.23%	—	—	—	—	—
Dividends and fees on securities sold short	0.02%	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	45

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2016	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six portfolios, each of which is non-diversified. This report includes information for the six months ended December 31, 2016 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland Merger Arbitrage Fund and Highland/iBoxx Senior Loan ETF are reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third party pricing services or broker dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2016, the Funds’ investments consisted of senior loans, corporate bonds and notes, foreign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of December 31, 2016 is as follows:

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$470,597,350	$470,597,350	$—	$—
Registered Investment Companies	4,057,965	4,057,965	—	—
Other Financial Instruments
Futures Contracts(2)	34,857	34,857	—	—
Swaps Contracts	2,372,025	—	2,372,025	—

Total Assets	477,062,197	474,690,172	2,372,025	—

Liabilities
Securities Sold Short(1)	(222,253,138)	(222,253,138)	—	—
Other Financial Instruments
Swap Contracts	(655,982)	—	(655,982)	—

Total Liabilities	(222,909,120)	(222,253,138)	(655,982)	—

Total	$254,153,077	$252,437,034	$1,716,043	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Corporate Bonds & Notes(1)	$7,286,430	$—	$7,286,430	$—
Foreign Corporate Bonds & Notes(1)	2,265,000	—	2,265,000	—
Common Stocks
Healthcare
Biotechnology	40,387,989	40,387,989	—	—
Healthcare Equipment	31,214,743	31,214,743	—	—
Healthcare Facilities	634,000	634,000	—	—
Healthcare Services	12,986,223	12,986,223	—	—
Healthcare Supplies	7,419,391	7,419,391	—	—
Healthcare Technology	686,557	686,557	—	—
Life Sciences Tools & Services	15,308,747	15,308,747	—	—
Managed Healthcare	17,704,701	17,704,701	—	—
Pharmaceuticals	18,142,481	12,837,731	—	5,304,750
Real Estate	3,301,212	3,301,212	—	—
Preferred Stocks(1)	3,499,996	—	—	3,499,996
Master Limited Partnerships(1)	33,431	—	—	33,431
Rights
Equity Contracts	91,510	91,510	—	—
Warrants
Healthcare
Biotechnology	7,932,390	—	7,918,475	13,915
Life Sciences Tools & Services	494,145	—	494,145	—
Pharmaceuticals	339,701	—	339,701	—
Purchased Call Options(1)	642,180	642,180	—	—
Registered Investment Companies	7,629,704	7,629,704
Cash Equivalents	11,803,596	11,803,596	—	—

Total Assets	189,804,127	162,648,284	18,303,751	8,852,092

Liabilities
Securities Sold Short(1)	(63,968,325)	(63,968,325)	—	—
Other Financial Instruments
Swap Contracts	(65,916)	—	(65,916)	—

Total Liabilities	(64,034,241)	(63,968,325)	(65,916)	—

Total	$125,769,886	$98,679,959	$18,237,835	$8,852,092

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$4,527,451	$—	$4,527,451	$—
Chemicals	10,561,091	—	10,561,091	—
Consumer Discretionary	2,152,362	—	2,152,362	—
Energy	23,692,894	—	23,692,894	—
Financial	30,184,375	—	30,184,375	—
Food & Drug	2,736,772	—	2,736,772	—
Forest Products & Containers	11,961,318	—	11,961,318	—
Gaming & Leisure	29,763,842	—	19,105,112	10,658,730
Healthcare	69,669,992	—	45,832,728	23,837,264
Housing	29,289,064	—	21,244,566	8,044,498
Industrials	16,048,209	—	16,048,209	—
Information Technology	28,776,927	—	28,776,927	—
Manufacturing	11,768,552	—	11,768,552	—
Media & Telecommunications	47,549,138	—	47,549,138	—	(2)
Metals & Minerals	4,679,386	—	4,679,386	—
Retail	41,437,680	—	41,437,680	—
Service	75,650,461	—	75,650,461	—
Transportation	3,190,501	—	3,190,501	—
Utility	40,230,332	—	40,230,332	—
Foreign Denominated or Domiciled Senior Loans
Canada	14,324,976	—	14,324,976	—
Cayman Islands	2,024,302	—	2,024,302	—
Germany	—	—	—	—	(2)
Luxembourg	9,311,857	—	9,311,857	—
Marshall Islands	4,942,009	—	4,942,009	—
United Kingdom	1,005,940	—	1,005,940	—	(2)
Collateralized Loan Obligations	53,922,489	—	53,922,489	—
Corporate Bonds & Notes(1)	31,724,529	—	31,724,529	—
Claims(1)	52,138	—	—	52,138
Common Stocks
Energy	1,585,743	1,585,742	—	1
Gaming & Leisure	—	—	—	—	(2)
Healthcare	207	—	—	207
Housing	4,071,425	—	—	4,071,425
Media & Telecommunications	45,114,345	—	45,114,345	—
Real Estate	9	—	—	9
Utility	17,617,504	17,326,920	290,584	—
Rights(1)	1,844,478	—	1,844,478	—
Warrants(1)	216,087	—	216,087	—
Registered Investment Companies	482,064	482,064	—	—
Cash Equivalents	68,401,017	68,401,017	—	—

Total	$740,511,466	$87,795,743	$606,051,451	$46,664,272

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Aerospace	$947,283	$—	$947,283	$—
Consumer Products	1,590,734	—	1,590,734	—
Energy	11,313,628	—	11,313,628	—
Financial	238,895	—	238,895	—
Housing	940,851	—	940,851	—
Information Technology	3,654,560	—	3,654,560	—
Manufacturing	1,648,031	—	1,648,031	—
Media & Telecommunications	1,776,420	—	1,776,420	—
Metals & Minerals	439,419	—	439,419	—
Retail	2,543,900	—	2,543,900	—
Service	1,713,995	—	1,713,995	—
Telecommunications	713,146	—	—	713,146
Transportation	2,697,047	—	2,697,047	—
Utility	2,884,531	—	2,884,531	—
Foreign Denominated or Domiciled Senior Loans(1)	4,781,437	—	4,781,437	—
Collateralized Loan Obligations	10,162,329	—	8,076,489	2,085,840
Corporate Bonds & Notes(1)	9,761,703	—	9,761,703	—
Foreign Corporate Bonds & Notes(1)	—	—	—	—	(2)
Common Stocks
Chemicals	914,246	—	—	914,246
Commercial & Professional Services	16,794	16,794	—	—
Energy	3,207,585	3,207,585	—	—
Materials	2,591,828	—	—	2,591,828
Media	572,139	—	572,139	—
Telecommunication Services	1,594,579	—	—	1,594,579
Utilities	4,018,732	3,925,716	93,016	—
Preferred Stocks(1)	929,528	—	929,528	—
Master Limited Partnerships
Energy	1,353,116	1,353,116	—	—
Healthcare	4,413	—	—	4,413
Rights(1)	417,899	—	417,899	—
Warrants(1)	990	990	—	—
Registered Investment Companies	1,042,520	1,042,520	—	—
Cash Equivalents	5,953,495	5,953,495	—	—

Total	$80,425,773	$15,500,216	$57,021,505	$7,904,052

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended December 31, 2016. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2016 or December 31, 2016.

	Balance as of June 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$5,007,750	$—	$—	$—	$—	$297,000	$—	$—	$5,304,750	$297,000
Preferred Stock
Information Technology	—	—	—	—	—	—	3,499,996	—	3,499,996	—
Master Limited Partnerships
Healthcare Equipment	74,872	—	—	—	—	(41,441)	—	—	33,431	(41,441)
Warrants
Biotechnology	271,602	—	—	—	—	(257,687)	—	—	13,915	(257,687)

Total	$5,354,224	$—	$—	$—	$—	$(2,128)	$3,499,996	$—	$8,852,092	$(2,128)

	Balance as of June 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases		Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$10,261,775	$—	$—	$—	$—	$(44,106)	$441,061	(a)	$—	$10,658,730	$(44,106)
Healthcare	25,504,328	—	—	—	—	(3,764,645)	2,097,581	(a)	—	23,837,264	(3,764,645)
Housing	7,207,835	—	—	(89)	—	77,062	759,690	(a)	—	8,044,498	77,062
Manufacturing	2,522,655	—	(1,350,272)	(3,566)	(81,115)	105,982	—		(1,193,684)	—	—
Foreign Denominated or Domiciled
Senior Loans	291,806	—	—	—	40,978	(194,649)	—		(138,135)	—	—
Claims	—	52,138	—	—	—	—	—		—	52,138	—
Common Stocks
Energy	1	—	—	—	—	—	—		—	1	—
Gaming & Leisure	158,662	—	—	—	—	(158,662)	—		—	—	—
Healthcare	5,176	—	—	—	—	(4,969)	—		—	207	(4,969)
Housing	5,938,465	—	—	—	(7,542)	(1,854,466)	—		(5,032)	4,071,425	(1,862,636)
Real Estate	8	—	—	—	—	(1,515,408)	1,515,409		—	9	(1,515,408)
Warrants
Gaming & Leisure	63,294	—	—	—	—	(63,294)	—		—	—	—

Total	$51,954,005	$52,138	$(1,350,272)	$(3,655)	$(47,679)	$(7,417,155)	$4,813,741		$(1,336,851)	$46,664,272	$(7,114,702)

(a)	Represents payment in kind interest

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

	Balance as of June 30, 2016	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases		Net Sales	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2016
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$673,862	$—	$—	$—	$—	$560	$38,724	(a)	$—	$713,146	$560
Collateralized Loan Obligations
Financial	—	2,085,840	—	—	—	—	—		—	2,085,840	—
Common Stocks
Chemicals	782,755	—	—	—	—	(63,510)	195,001		—	914,246	(63,509)
Metals & Minerals	1,835,826	—	—	—	—	756,002	—		—	2,591,828	756,002
Media & Telecommunications	1,598,340	—	—	—	—	(3,761)	—		—	1,594,579	(3,761)
Master Limited Partnerships
Healthcare	9,884	—	—	—	—	(5,471)	—		—	4,413	(5,471)

Total	$4,900,667	$2,085,840	$—	$—	$—	$683,820	$233,725		$—	$7,904,052	$683,821

(a)	Represents payment in kind interest

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the six months ended December 31, 2016, a net amount of $2,085,840 of the Opportunistic Credit Fund’s portfolio investments, were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the six months ended December 31, 2016, a net amount $1,350,272 of the Floating Rate Opportunities Fund’s portfolio investments were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the six months ended December 31, 2016, a net amount $2,927,413 of the Long/Short Healthcare Fund’s portfolio investments were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to increases in observable pricing inputs as compared to the previous period.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Non-U.S. Equity	$5,304,750	Multiples Analysis	Multiple of EBITDA	8.0x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	10%
Preferred Stock	3,499,996	Cost Price	N/A	N/A
Master Limited Partnerships	33,431	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%
Warrants	13,915	Black Scholes Model	Volatility	90%

Total	$8,852,092
Highland Floating Rate Opportunities Fund
U.S. Senior Loans	$42,540,492	Adjusted Appraisal	Liquidity Discount	10%
		Transaction Analysis	Closing Cost Discount	5%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 4.0x
Common Stocks	4,071,642	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 4.0x
			Capitalization Rate	6.1%
			Liquidity Discount	10 - 25%
			Minority Discount	20%
Claims	52,138	Third-Party Pricing Vendor	N/A	N/A

Total	$46,664,272
Highland Opportunitistic Credit Fund
Common Stocks	$5,100,653	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	7.25x - 8.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	12%
Asset-Backed Securities	2,085,840	Third-Party Pricing Vendor	N/A	N/A
U.S. Senior Loans	713,146	Discounted Cash Flow	Spread Adjustment	0.10%
Master Limited Partnerships	4,413	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%

Total	$7,904,052

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Long/Short Equity Fund and the Long/Short Healthcare Fund intend to pay distributions from net investment income, if any, on an annual basis. The Floating Rate Opportunities Fund and Opportunistic Credit Fund intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay short-term and long-term net realized capital gains, if any, on an annual basis.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows, as applicable, is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s), respectively, and does not include cash posted as collateral in a segregated account or with broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amounts of $181,093,023, $43,141,146, $49 and $996,039 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund, respectively. Additionally, securities valued at $441,646,868 and $116,200,661 were posted in the Long/Short Equity Fund and the Long/Short Healthcare Fund segregated accounts as collateral, respectively.

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

When-Issued Securities & Forward Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of December 31, 2016, no Funds held securities on a when-issued or forward commitment basis.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At December 31, 2016, the Long/Short Equity Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.” For the six months ended December 31, 2016, the Long/Short Healthcare Fund invested in futures contracts, but did not have any contracts open at December 31, 2016. Realized gain/(loss) associated with futures contracts for these funds is shown on the Statement of Operations as “Realized gain (loss) on futures contracts.”

For the six months ended December 31, 2016, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss, if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended December 31, 2016, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the six months ended December 31, 2016 were as follows:

Long/Short Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	3,550	$28,710,000	$448,615
Call Options Written	21,998	262,398,700	1,588,944
Put Options Written	36,522	703,491,400	5,414,128
Call Options Expired	(2,640)	(31,208,500)	(408,235)
Put Options Expired	(19,850)	(365,660,000)	(2,416,877)
Call Options Closed	(10,058)	(228,490,200)	(403,320)
Put Options Closed	(20,022)	(359,741,400)	(3,312,209)
Call Options Exercised	(9,500)	(9,500,000)	(911,046)

Outstanding, December 31, 2016	—	$—	$—

Long/Short Healthcare Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	—	$—	$—
Call Options Written	32,150	310,825,000	5,804,747
Put Options Written	102,968	925,234,000	16,712,909
Call Options Expired	(1,250)	(3,250,000)	(198,800)
Call Options Closed	(30,900)	(307,575,000)	(5,605,947)
Put Options Closed	(102,968)	(925,234,000)	(16,712,909)

Outstanding, December 31, 2016	—	$—	$—

For the six months ended December 31, 2016, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively. As of December 31, 2016, the Long/Short Equity Fund and the Long/Short Healthcare Fund were parties to open swap contracts having a net fair value of $1,716,043 and $(65,916), respectively.

For the six months ended December 31, 2016, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in swap contracts.

Additional Derivative Information

The Funds follow authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2016:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$2,372,025	(3)	$(655,982	)(3)
Foreign Currency Risk	34,857	(2)	—
Long/Short Healthcare Fund
Equity Price Risk	642,180	(1)	(65,916	)(3)

(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(3)	Statement of Assets and Liabilities location: Swaps, at value.

To reduce counterparty credit risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts of Offset in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount
Long/Short Equity Fund
Swaps	$2,372,025	$(655,982)	$1,716,043	$—	$1,716,043
Long/Short Healthcare Fund
Swaps	—	(65,916)	(65,916)	—	(65,916)

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2016, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$4,611,382	(1)(2)(3)	$898,794	(5)(6)(7)
Foreign Currency Risk	675,533	(4)	(471,082	)(8)
Long/Short Healthcare Fund
Equity Price Risk	(12,757,960	)(1)(3)(4)	(726,448	)(6)(7)(8)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(2)	Statement of Operations location: Realized gain (loss) on swap contracts.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts.
(4)	Statement of Operations location: Realized gain (loss) on futures contracts.
(5)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on investments.
(6)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts.
(7)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts.
(8)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on futures contracts.

The monthly average volume of derivative activity for the six months ended December 31, 2016 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	7,607	$—
Swap Contracts	—	648,851
Written Options Contracts	7,299	—
Futures Contracts	—	94,967
Long/Short Healthcare Fund
Purchased Options Contracts	25,388	—
Written Options Contracts	787	—
Swap Contracts	—	19,502

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities,

sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$—	$10,003,435	$—	$—
Long/Short Healthcare Fund	7,629,704	9,346,426	—	—
Floating Rate Opportunities Fund	482,064	467,000	—	15,064
Opportunistic Credit Fund	1,042,520	1,027,947	—	14,573

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

For the six months ended December 31, 2016, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral (1)	Security Lending Collateral Non-Cash Collateral(2)
Long/Short Equity Fund	$10,003,435	$—	$10,003,435
Long/Short Healthcare Fund	9,346,426	7,629,704	2,104,947
Opportunistic Credit Fund	467,000	482,064	—
Floating Rate Opportunities Fund	1,027,947	1,042,520	—

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of Common Stock.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations.

Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2016, permanent differences chiefly resulting from net investment losses, non-deductible excise taxes paid, partnership-basis adjustments, return of capital distributions, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass, capital loss carryover write-offs and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in- Capital
Long/Short Equity Fund	$6,355,313	$(7,908,978)	$1,553,665
Long/Short Healthcare Fund	7,090,795	(6,435,160)	(655,635)
Floating Rate Opportunities Fund	(8,735)	174,681,988	(174,673,253)
Opportunistic Credit Fund	116,233	(115,855)	(378)

At June 30, 2016 the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Long/Short Equity Fund	$—	$—	$(10,490,059)	$(8,259,453)
Long/Short Healthcare Fund	—	(52,611)	(180,618,540)	(28,076,601)
Floating Rate Opportunities Fund	2,250,541	(267,009)	(687,014,334)	(499,984,142)
Opportunistic Credit Fund	31,663	(55,353)	(11,156,553)	(22,355,971)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses, partnership adjustments and default loan market discounts.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and other adjustments.

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

As of June 30, 2016 the Floating Rate Opportunities Fund and the Opportunistic Credit Fund have capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2017		2018		No Expiration Short- Term(1)		No Expiration Long- Term(1)		Total
Floating Rate Opportunities Fund	450,912,670	(2)	$143,999,490	(2)	$—		$78,160,888		$673,073,048
Opportunistic Credit Fund	—		780,866	(3)	54,220	(3)	2,052,015	(3)	2,887,101

(1)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

(2)

These capital loss carryforward amounts were acquired in a reorganization and are available to offset future capital gains of Floating Rate Opportunities Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

(3)

These capital loss carry forward amounts were limited due to an ownership change and are available to offset future capital gains of the Opportunistic Credit Fund. The Fund’s ability to utilize the capital loss carry forwards is limited under Internal Revenue Service Regulations.

For the year ended June 30, 2016 there were no capital loss carryforwards for the Long/Short Equity Fund and the Long/Short Healthcare Fund.

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 (unless otherwise indicated) is as follows:

	Distributions Paid From:
Fund	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital
Long/Short Equity Fund
2016	$28,581,365	$5,672,000	$—
2015	35,544,074	2,142,897	—
Long/Short Healthcare Fund
2016	29,427,269	—	—
2015	14,918,004	825,974	—
Floating Rate Opportunities Fund
2016	36,245,131	—	—
2015	37,405,128	—	—
Opportunistic Credit Fund
2016	8,359,757	—	—
2015	2,558,269	—	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2016, based on cost of investments for U.S. federal income tax purposes is:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$15,328,291	$(11,136,692)	$4,191,599	$248,210,578
Long/Short Healthcare Fund	10,686,125	(14,390,914)	(3,704,789)	129,540,591
Floating Rate Opportunities Fund	32,416,389	(474,865,023)	(442,448,634)	1,182,969,101
Opportunistic Credit Fund	5,050,916	(15,340,262)	(10,289,346)	90,715,119

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2016, the Funds elected to defer the following losses incurred from November 1, 2015 through June 30, 2016:

Fund	Realized Capital Losses	Ordinary Losses
Long/Short Equity Fund	$6,537,641	$3,952,418
Long/Short Healthcare Fund	176,652,908	3,965,632
Floating Rate Opportunities Fund	13,941,286	—
Opportunistic Credit Fund	8,269,452	—

Note 6. Credit Agreement

Effective June 13, 2012, the Floating Rate Opportunities Fund entered into a credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company. Currently, the Credit Agreement has a maximum borrowing amount of $100 million and expires on March 20, 2017. Interest is charged at a rate equal to LIBOR plus 1.15%. In addition, the Floating Rate Opportunities Fund agrees to pay a commitment fee of 0.25% on the undrawn amount. Included in the Statement of Operations is $50,512 of interest expense and fees related to the Credit Agreement.

For the six months ended December 31, 2016, the Floating Rate Opportunities Fund did not have any amounts drawn on the Credit Agreement.

The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding.

Effective May 24, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund, along with other funds managed by the Investment Adviser, entered into an unsecured credit agreement (the “Unsecured Credit Agreement”) with State Street Bank and Trust Company to be used to facilitate portfolio liquidity. Opportunistic Credit Fund was added to the Unsecured Credit Agreement as of July 31, 2014. As of December 31, 2016, the maximum borrowing amount under the Unsecured Credit Facility is $100 million with interest charged at a rate of LIBOR plus 1.25% and a commitment fee of 0.25% on undrawn amounts. The Unsecured Credit Agreement expires on March 20, 2017.

For the six months ended December 31, 2016, none of the Funds had any amounts drawn on the Unsecured Credit Agreement.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

For its investment advisory and sub-advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the year ended December 31, 2016:

Fund	Annual Fee Rate to the Investment Adviser	> 1 Billion	> 2 Billion
Long/Short Equity Fund	2.25%
Long/Short Healthcare Fund	1.00%
Floating Rate Opportunities Fund	0.65%	0.60%	0.55%
Opportunistic Credit Fund	1.00%

Administration Fees

HCMFA provides administration services to the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily Managed Assets from each Fund except Highland Opportunistic Credit Fund. Under a separate sub-administration agreement, HCMFA has delegated certain administrative functions to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street”), and pays State Street a portion of the fee it receives from each Fund. State Street also provides administration services the Highland Opportunistic Credit Fund for a monthly administration fee.

62	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

Service and Distribution Fees

Highland Capital Funds Distributor, Inc. (formerly, Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the six months ended December 31, 2016, the Underwriter received $7,187, $23,076, $148,953 and $36,964 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund, and the Opportunistic Credit Fund, respectively. The Underwriter also received $723, $1,734, and $3,593 of CDSC for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund, and the Floating Rate Opportunities Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares
Long/Short Equity Fund	0.35%	1.00%
Long/Short Healthcare Fund	0.35%	1.00%
Floating Rate Opportunities Fund	0.35%	0.85%
Opportunistic Credit Fund	0.35%	0.85%

For the six months ended December 31, 2016, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees
Long/Short Equity Fund	$66,083	$217,311
Long/Short Healthcare Fund	132,990	242,080
Floating Rate Opportunities Fund	371,954	984,376
Opportunistic Credit Fund	12,135	1,964

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s Average Daily Managed Assets. This waiver will continue through at least October 31, 2017 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For the Floating Rate Opportunities Fund, the Investment Adviser had contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.95% of average daily net assets of the Fund (the “FRO Expense Cap”). The FRO Expense Cap expired on October 31, 2016. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the FRO Expense Cap in effect at the time of such waiver/reimbursement.

For Opportunistic Credit Fund, the Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 0.90% of average daily net assets of the Fund (the “HOCF Expense Cap”). The HOCF Expense Cap will continue through at least October 31, 2017, and may not be terminated prior to this date without the action or consent of the Board of Trustees. Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the HOCF Expense Cap in effect at the time of such waiver/reimbursement.

There can be no assurance that this fee reduction will be sufficient to avoid any loss. On December 31, 2016, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring Fiscal Years Ended June 30,
Fund	2017	2018	2019
Floating Rate Opportunities Fund	$1,358,354	$2,810,173	$1,754,419
Opportunistic Credit Fund	—	501,010	388,222

For the six months ended December 31, 2016, the Investment Adviser waived $3,643,404, $169,993, and $147,812 for the Long/Short Equity Fund, the Floating Rate Opportunities Fund, and the Opportunistic Credit Fund, respectively, all of which would expire during the fiscal year ended June 30, 2020.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent

Semi-Annual Report	63

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc. a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Funds believe that Mr. Powell is technically no longer an “interested person” of the Funds, in light of his previous employment and his ongoing provision of consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Funds. Therefore, the Funds intend to treat Mr. Powell as an “interested person” of the Funds for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Reimbursement of Custodian Fees

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged for certain predecessor entities of the Fund and what should have been charged, plus interest, was communicated back to the Floating Rate Opportunities Fund in Q4 2016 as a reimbursement. This amount was recorded as “Reimbursement of Custodian Fees” in the Statement of Operations. Pursuant to the expense limitations described above, the Floating Rate Opportunities Fund has experienced waiver of advisory fees and expenses reimbursed by the Investment Adviser during the current period. Accordingly, the reimbursement of out-of-pocket expenses in the current period resulted in the reduction in the current period waiver of advisory fees and expenses reimbursed by the Investment Adviser.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be

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December 31, 2016	Highland Funds I

subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Distressed and Defaulted Securities Risk

The Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Non-U.S. Securities Risk

Each of the Funds may invest in non-U.S. securities. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Adviser’s use of swaps may not be effective in fulfilling the Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Gain Contingency

Claymore Holdings, LLC, a partially-owned affiliate of the Floating Rate Opportunities Fund, is engaged in ongoing litigation that could result in a possible gain contingency to

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

the Floating Rate Opportunities Fund. Both the timing and the potential amount of recovery, if any, are unknown. The probability, timing, and potential amount of recovery, if any, are unknown.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-

term options, for the six months ended December 31, 2016, were as follows:

	U.S Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$2,004,233,051	$2,116,341,992
Long/Short Healthcare Fund	—	—	1,964,748,566	2,019,579,328
Floating Rate Opportunities Fund	—	—	146,176,046	116,034,363
Opportunistic Credit Fund	—	—	37,531,115	28,317,027

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2016.

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of December 31, 216:

Long/Short Equity Fund
	Shares		Market Value
Issuer	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	Affiliated Income	Purchases	Sales
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	—	196,989	$—	$4,057,965	$848	$4,000,000	$—

Long/Short Healthcare Fund
	Shares		Market Value
Issuer	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	Affiliated Income	Purchases	Sales
Other Affiliates
CareDx, Inc. (Common Stocks and Warrants)	—	1,397,508	$—	$3,421,558	$—	$3,689,308	$—

Floating Rate Opportunities Fund
	Shares		Market Value
Issuer	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	Affiliated Income	Purchases	Sales
Majority Owned Not Consolidated
Allenby (Common Stocks)	997,648	1,196,372	$1	$1	$—	$198,724	$—
Claymore (Common Stocks)	6,822,064	8,138,749	7	8	—	1,316,685	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans and Common Stocks)	39,565,561	41,663,143	25,509,504	23,837,471	2,097,582	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks and Warrants)	11,450,906	11,891,965	10,483,731	10,658,729	441,060	—	—
Nevada Land Group LLC (U.S Senior Loans and Common Stocks)	8,054,169	8,813,859	3,207,835	4,044,498	759,690	—	—

Total	66,890,348	71,704,088	$39,201,078	$38,540,707	$3,298,332	$1,515,409	$—

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland Funds I

Note 11. Unfunded Loan Commitments

As of December 31, 2016, the Floating Rate Opportunities Fund had unfunded loan commitments of $2,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	$—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2016, the Floating Rate Opportunities Fund did not recognize net discount and unrealized depreciation on unfunded transactions.

Note 12. Legal Matters

Matters Relating to FRO’s Investment in TOUSA, Inc.

Floating Rate Opportunities Fund (“FRO”) is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial, which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the payoff of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9% through October 13, 2009. Currently, interest is accruing at the default post-judgment rate of approximately 38 bps. In November 2009, FRO and other Defendants appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. On February 11, 2011, the District Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. On May 15, 2012, the Eleventh Circuit Court of Appeal (“Eleventh Circuit”) issued its decision reversing the judgment of the District Court, affirming the liability findings of the Bankruptcy Court, and remanding to the District Court for further proceedings consistent with their opinion. The case was then stayed at the District Court pending the outcome of a series of related US Supreme Court cases which significantly effected the Tousa action. The last such case was heard by the US Supreme Court case on January 14, 2015. On June 23, 2015, the District Court remanded the case back to the Bankruptcy Court for a report and recommendations regarding the effects of certain settlements on the Plaintiff’s available damages. On April 1, 2016, the Bankruptcy Court issued its Report and Recommendations to the District Court. Briefing on the Report and Recommendations was completed in June 2016, and the parties currently are awaiting the District Court’s opinion as whether it adopts, rejects, or modifies the Report and Recommendations.

Note 13. New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update makes improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. For all other entities, this update will be effective for fiscal years beginning after December 31, 2018, and for interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2016	Highland Funds I

and fiscal years beginning after December 15, 2016. For all other entities, this update will be effective for fiscal years beginning after December 31, 2017, and for interim periods within fiscal years beginning after December 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In August, 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments. The amendments in this update address eight specific issues, where there has been diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Investment Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event.

On February 7, 2017 the shareholders of Highland Opportunistic Credit Fund approved the reorganization of Highland Opportunistic Credit Fund into NexPoint Opportunistic Credit Fund (the “Reorganization”). It is expected that the Reorganization will take place on or about March 27, 2017.

Semi-Annual Report	69

ADDITIONAL INFORMATION (unaudited)

December 31, 2016	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2016 through December 31, 2016, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2016	Highland Funds I

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratio(1)	Expenses Paid During the Period(2)
Highland Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,015.50	2.58%	$13.16
Class C	1,000.00	1,012.70	3.23%	16.34
Class Z	1,000.00	1,017.60	2.23%	11.34
Hypothetical
Class A	$1,000.00	$1,012.15	2.58%	$13.14
Class C	1,000.00	1,008.97	3.23%	16.31
Class Z	1,000.00	1,013.96	2.23%	11.32
Highland Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$975.70	2.80%	$13.89
Class C	1,000.00	973.40	3.45%	17.11
Class Z	1,000.00	978.90	2.45%	12.22
Hypothetical
Class A	$1,000.00	$1,011.14	2.80%	$14.14
Class C	1,000.00	1,007.86	3.45%	17.41
Class Z	1,000.00	1,012.85	2.45%	12.43
Highland Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$1,076.80	1.38%	$7.17
Class C	1,000.00	1,074.20	1.87%	9.83
Class Z	1,000.00	1,078.80	1.03%	5.40
Hypothetical
Class A	$1,000.00	$1,018.30	1.38%	$6.97
Class C	1,000.00	1,015.73	1.87%	9.55
Class Z	1,000.00	1,020.01	1.03%	5.24
Highland Opportunistic Credit Fund
Actual Fund Return
Class A	$1,000.00	$1,217.80	1.28%	$7.16
Class C	1,000.00	1,216.60	1.78%	9.94
Class Z	1,000.00	1,218.00	0.93%	5.20
Hypothetical
Class A	$1,000.00	$1,018.75	1.28%	$6.51
Class C	1,000.00	1,016.23	1.78%	9.05
Class Z	1,000.00	1,020.52	0.93%	4.74

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (184/365).

Approval of Highland Funds I Investment Advisory Agreements

The Trust has retained the Investment Adviser to manage the assets of each Fund pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Advisory Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Following an initial two-year term, each of the Advisory Agreements continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

Semi-Annual Report	71

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2016	Highland Funds I

At meetings held on August 25, 2016, and separately with independent legal counsel on August 31, 2016, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreements, for a one-year period commencing November 1, 2016, with respect to each Fund. The primary purpose of these meetings was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary for their deliberations.

At a meeting held on September 8-9, 2016, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreements for a one-year period commencing on November 1, 2016.

As part of its review process, the Board of Trustees requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 25 and 31, 2016 and September 8-9, 2016, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreements to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Funds’ fees and operating expenses compare to those of other accounts of the Investment Adviser and comparable funds managed by unaffiliated advisers, both of which follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 25 and 31, 2016 meetings, the Trustees requested that the Investment Adviser provide additional information regarding various matters. In addition, the Trustees received a report from Morningstar Associates, LLC (“Morningstar”), an independent source of investment company data, relating to each Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Advisory Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser.

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel, including portfolio manager compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Funds.

The Board of Trustees reviewed the historical performance of the Investment Adviser, and that of the Funds’ portfolio management teams, in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to each Fund, the Trustees discussed the historical performance of the Fund and contrasted the relative performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies and comparable funds that follow investment strategies similar to the Funds as well as comparable indices and the Fund’s applicable Morningstar category. With respect to each Fund, the Trustees concluded that the Fund’s performance or other relevant factors supported the continuation of the Advisory Agreement(s) relating to that Fund for an additional one-year period.

72	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2016	Highland Funds I

In the case of each Fund that had performance that lagged, as applicable, that of its Morningstar peer group median, category median and/or benchmark for certain periods, the Trustees considered information provided by the Investment Adviser relating to the attribution of performance results for each Fund, including information that demonstrated that such underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Investment Adviser that were reasonable under the circumstances prevailing at the time and consistent with the applicable Fund’s investment objective and policies.

With respect to each Fund, the Trustees concluded that the Fund’s performance and other relevant factors supported the continuation of the Advisory Agreements.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds.

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreements, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Funds, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services with respect to certain of the Funds under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Funds, such as the reputational value of serving as Investment Adviser to the Funds, potential fees paid to the Investment Adviser’s affiliates by a Fund or portfolio companies for services provided, including administrative services provided to certain Funds by the Investment Adviser pursuant to separate agreements, the benefits of scale from investment by the Funds in affiliated funds and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions, and, with respect to certain Funds that invest in one or more other funds in the Highland Fund Complex, the fees paid to the Adviser of the underlying Fund and its affiliates with respect to such investments. After such review, the Trustees determined that the anticipated profitability to the Investment Adviser of the Advisory Agreements were fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders.

The Board of Trustees considered the respective asset levels of the Funds over time and historical net expenses relative to asset levels, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Funds on the other. The Board took note of the expense analysis of the Highland Floating Rate Opportunities Fund’s total net expense ratio of 0.95%, which continued to rank in the fourth quartile of the peer group and was higher than the peer group median, driven by the advisory fee that also ranked in the fourth quartile of its peer group. The Board took note that, once the Fund’s assets achieve the $5 billion threshold, the advisory fee of 65 basis points would drop to 57 basis points, which would be below its Morningstar peer group median. The Board of Trustees also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion.

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreements and their various provisions, it was noted that in considering the approval of the Advisory Agreements, no single factor was determinative to the

Semi-Annual Report	73

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2016	Highland Funds I

decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreements, including the advisory fees to be paid to the Investment Adviser, are fair and reasonable to the Funds in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Funds.

74	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Opportunistic Credit Fund, Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund, Highland Floating Rate Opportunities Fund, and Highland Merger Arbitrage Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the

Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling

1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	75

THIS PAGE LEFT BLANK INTENTIONALLY

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds I	Semi-Annual Report, December 31, 2016

www.highlandfunds.com	HFI-SAR-1216

Highland/iBoxx Senior Loan ETF

Semi-Annual Report

December 31, 2016

Highland/iBoxx Senior Loan ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

Net Assets as of December 31, 2016

$479.5 million

Portfolio Data as of December 31, 2016

The information below provides a snapshot of the Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/2016 (%)*
BBB	2.5
BB	24.5
B	63.0
CCC	4.0
CC	2.7
D	0.7
Not Rated	2.6

Top 5 Sectors as of 12/31/16 (%)*
Information Technology	16.1
Healthcare	13.9
Media/Telecommunications	10.3
Service	7.5
Retail	6.8

Top 10 Holdings as of 12/31/16 (%)*
iHeartCommunications, Inc. (Tranche D Term Loan)	2.0
MPH Acquisition Holdings LLC (Initial Term Loan)	1.9
Univision Communications, Inc. (Replacement First-Lien Term Loan (C-4))	1.8
Intelsat Jackson Holdings S.A. (Tranche B-2 Term Loan)	1.7
Avago Technologies Cayman Holdings Ltd. (Term B-3 Loan)	1.7
Reynolds Group Holdings Inc. (U.S. Term Loan)	1.7
Delta 2 (Lux) S.a.r.l (aka Formula One) (Facility B3 (USD))	1.6
Jaguar Holding Company I (aka Pharmaceutical Product Development, Inc.) (Initial Term Loan)	1.6
BMC Software Finance, Inc. (Initial US Term Loan)	1.6
Grifols Worldwide Operations Limited (U.S. Tranche B Term Loan)	1.5

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to the financial statement’s Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

Semi-Annual Report	1

FINANCIAL STATEMENTS

December 31, 2016	Highland/iBoxx Senior Loan ETF

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 84.0%

AEROSPACE - 2.5%
1,722,222	American Airlines, Inc. 2015 Term Loan, 3.250%, 10/10/21	1,735,544
2,925,729	TransDigm, Inc. Tranche C Term Loan, 3.840%, 02/28/20	2,951,782
1,472,324	TransDigm, Inc. Tranche D Term Loan, 3.840%, 06/04/21	1,485,435
3,961,649	TransDigm, Inc. Tranche E Term Loan, 3.840%, 05/16/22	4,001,939
1,994,987	TransDigm, Inc. Tranche F Term Loan, 3.750%, 06/07/23 (b)	2,018,179

		12,192,879

AUTOMOTIVE - 1.5%
6,953,621	Gates Global, LLC Initial Dollar Term Loan, 4.250%, 07/03/21 (b)	6,969,197

BROADCASTING - 3.1%
11,800,000	iHeartCommunications, Inc. Tranche D Term Loan, 7.520%, 01/30/19 (b)	9,646,500
3,000,000	iHeartCommunications, Inc. Tranche E Term Loan, 8.270%, 07/30/19 (b)	2,454,990
2,788,870	Nexstar Broadcasting, Inc. Term Loan B, 3.000%, 09/26/23 (b)	2,817,191

		14,918,681

CHEMICALS - 2.1%
4,987,929	Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.) Refinanced Term B Loan, 3.498%, 02/01/23 (b)	5,048,209
4,962,343	Univar USA Inc. Initial Dollar Term Loan, 4.250%, 07/01/22 (b)	5,017,127

		10,065,336

CONSUMER PRODUCTS - 0.8%
3,990,000	Revlon Consumer Products Corporation Initial Term B Loan, 4.250%, 09/07/23 (b)	4,037,142

ENERGY - 1.6%
4,605,002	Energy Transfer Equity, L.P. Loan (2013), 3.387%, 12/02/19 (b)	4,619,807
3,249,359	Peabody Energy Corporation Term Loan, 4.250%, 09/24/20 (b)	3,181,123

		7,800,930

Principal Amount ($)		Value ($)

FINANCIAL - 3.7%
6,483,544	DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited) (aka Cushman & Wakefield) 2015-1 Additional Term Loan (First Lien), 4.250%, 11/04/21 (b)	6,528,154
2,493,622	Expro Finservices S.a.r.l. Initial Term Loan, 5.750%, 09/02/21 (b)	2,125,813
6,001,908	Hub International Limited Initial Term Loan, 4.000%, 10/02/20 (b)	6,056,826
2,907,036	NFP Corp. Term Loan B, 4.500%, 12/09/23 (b)	2,936,833

		17,647,626

FOOD & DRUG - 2.7%
3,500,000	Albertson’s LLC 2016-1 Term B-6 Loan, 4.750%, 06/22/23 (b)	3,549,822
2,000,000	Albertson’s LLC 2016-2 Term B-4 Loan, 4.500%, 08/25/21 (b)	2,026,460
3,000,000	Albertson’s LLC 2016-2 Term B-5 Loan, 4.241%, 12/21/22 (b)	3,043,875
2,992,481	NBTY, Inc. Dollar Term B Loan, 5.000%, 05/05/23	3,021,942
1,387,159	Supervalu, Inc. New Term Loan, 5.500%, 03/21/19	1,399,685

		13,041,784

FOREST PRODUCTS/CONTAINERS - 5.3%
1,488,617	Berlin Packaging, LLC Initial Term Loan (First Lien), 4.500%, 10/01/21	1,503,615
2,681,837	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	2,706,376
1,843,663	Berry Plastics Corporation Term G Loan, 3.500%, 01/06/21	1,858,264
4,553,154	Berry Plastics Corporation Term H Loan, 3.750%, 10/01/22 (b)	4,605,106
3,738,100	BWay Intermediate Company, Inc. Initial Term Loan (2016), 6.500%, 08/14/23 (b)	3,755,164
7,980,000	Reynolds Group Holdings Inc. U.S. Term Loan, 4.250%, 02/05/23 (b)	8,096,987
2,888,278	SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.) Initial Dollar Term Loan, 4.000%, 03/11/22	2,916,265

		25,441,777

See accompanying Notes to Financial Statements.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

GAMING/LEISURE - 5.5%
5,425,824	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.000%, 08/01/21 (b)	5,457,104
3,000,000	Aristocrat Leisure Limited Term B-1 Loan, 3.631%, 10/20/21 (b)	3,036,870
3,250,000	CityCenter Holdings, LLC Term B Loan, 4.250%, 10/16/20	3,263,812
3,195,320	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20 (b)	3,216,537
3,491,139	Life Time Fitness, Inc. Closing Date Term Loan, 4.250%, 06/10/22 (b)	3,519,528
3,989,950	MGM Growth Properties Operating Partnership LP Term B Loan, 3.520%, 04/25/23	4,041,982
3,989,975	Station Casinos LLC Term B Facility Loan, 3.750%, 06/08/23 (b)	4,048,376

		26,584,209

HEALTHCARE - 11.9%
1,984,887	Alere Inc. (fka IM US Holdings, LLC) B Term Loan, 4.250%, 06/20/22	1,987,646
3,023,419	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.) Dollar Term Loan, 4.250%, 05/20/21	3,051,220
3,593,956	CHS/Community Health Systems, Inc. Incremental 2018 Term F Loan, 3.750%, 12/31/18 (b)	3,543,785
3,169,196	CHS/Community Health Systems, Inc. Incremental 2019 Term G Loan, 3.750%, 12/31/19	3,083,042
6,794,951	CHS/Community Health Systems, Inc. Incremental 2021 Term H Loan, 3.750%, 01/27/21 (b)	6,601,024
6,741,441	Endo Luxembourg Finance Company I S.a.r.l. 2015 Incremental Term B Loan, 3.750%, 09/26/22	6,784,788
7,112,310	Grifols Worldwide Operations Limited U.S. Tranche B Term Loan, 3.715%, 02/27/21	7,170,844
3,773,987	HCA, Inc. Tranche B-6 Term Loan, 3.856%, 03/01/23 (b)	3,826,372
2,886,918	HCA, Inc. Tranche B-7 Term Loan, 3.520%, 02/05/24 (b)	2,925,487
7,450,850	Jaguar Holding Company I (aka Pharmaceutical Product Development, Inc.) Initial Term Loan, 4.250%, 08/18/22	7,543,985

Principal Amount ($)		Value ($)
8,728,916	MPH Acquisition Holdings LLC Initial Term Loan, 5.000%, 06/07/23 (b)	8,896,403
1,817,838	Quorum Health Corporation Term Loan, 6.750%, 04/29/22	1,786,780

		57,201,376

HOUSING - 0.8%
3,545,405	American Builders & Contractors Supply Co., Inc. Restatement Effective Date Term Loan, 3.520%, 09/23/23	3,584,298

INFORMATION TECHNOLOGY - 13.8%
2,000,000	Avaya, Inc. Term B-3 Loan, 5.390%, 10/26/17 (b)	1,747,510
5,519,764	Avaya, Inc. Term B-7 Loan, 6.250%, 05/29/20	4,816,021
7,480,006	BMC Software Finance, Inc. Initial US Term Loan, 5.000%, 09/10/20 (b)	7,487,037
3,980,000	Cengage Learning, Inc. 2016 Refinancing Term Loan, 5.250%, 06/07/23 (b)	3,883,668
6,617,278	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	6,637,263
4,987,374	Informatica Corporation Dollar Term Loan, 4.500%, 08/05/22 (b)	4,975,429
5,375,000	Kronos Incorporated Initial Term Loan (First Lien), 5.000%, 10/20/23	5,450,599
6,483,750	ON Semiconductor Corporation 2016 New Replacement Term Loan, 4.020%, 03/31/23	6,578,089
3,465,637	Riverbed Technology, Inc. First Amendment Term Loan, 4.250%, 04/25/22 (b)	3,495,476
4,973,838	Scientific Games International, Inc. Initial Term B-2 Loan, 6.000%, 10/01/21 (b)	5,044,964
5,585,937	Scientific Games International, Inc. Initial Term Loan, 6.000%, 10/18/20 (b)	5,666,822
2,982,462	Solera, LLC (Solera Finance, Inc.) Dollar Term Loan, 5.750%, 03/03/23	3,027,199
371,814	SS&C European Holdings, S.a.r.l Term B-2 Loan, 4.000%, 07/08/22 (b)	377,354
3,636,483	SS&C Technologies Holdings, Inc. Term B-1 Loan, 4.000%, 06/29/22 (b)	3,690,667
3,103,766	Zebra Technologies Corporation Refinancing Term Loan, 3.250%, 12/27/21	3,144,286

		66,022,384

4	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

MANUFACTURING - 1.7%
617,284	Flex Acquisition Company, Inc. (aka Novolex) Initial Term Loan, 4.250%, 12/15/23 (b)	623,778
5,249,671	Gardner Denver, Inc. Initial Dollar Term Loan, 4.568%, 07/30/20 (b)	5,205,521
1,571,858	Microsemi Corporation Closing Date Term B Loan, 3.750%, 01/15/23	1,589,738
668,812	RBS Global, Inc. (Rexnord LLC) Term B Loan Refinancing (First Lien), 3.750%, 08/21/23 (b)	672,367

		8,091,404

MEDIA/TELECOMMUNICATIONS - 7.5%
1,000,000	Cinemark USA, Inc. Amended Term Loan, 2.960%, 05/09/22 (b)	1,011,665
7,491,193	Delta 2 (Lux) S.a.r.l (aka Formula One) Facility B3 (USD), 4.750%, 04/30/19	7,578,391
4,960,957	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19 (b)	4,344,955
2,706,747	Go Daddy Operating Company, LLC Initial Term Loan, 4.250%, 05/13/21 (b)	2,739,566
248,513	Mission Broadcasting, Inc. Term Loan B, 3.000%, 09/26/23 (b)	251,037
2,500,000	Regal Cinemas Corporation Refinancing Term Loan, 3.500%, 04/01/22 (b)	2,519,525
3,437,917	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.340%, 03/24/21	3,461,020
8,456,075	Univision Communications, Inc. Replacement First-Lien Term Loan (C-4), 4.000%, 03/01/20 (b)	8,513,449
1,000,000	Virgin Media Bristol LLC I Facility, 2.750%, 01/31/25	1,005,940
4,391,603	Zayo Group, LLC (Zayo Capital, Inc.) 2021 Term Loan, 3.750%, 05/06/21 (b)	4,445,883

		35,871,431

RETAIL - 6.8%
4,487,938	Academy, Ltd. Initial Term Loan, 5.000%, 07/01/22 (b)	4,162,563
4,242,462	Belk, Inc. Closing Date Term Loan (First Lien), 5.760%, 12/12/22 (b)	3,673,272

Principal Amount ($)		Value ($)
2,875,873	BJ’s Wholesale Club, Inc. New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19	2,907,781
1,900,000	Gymboree Corporation Term Loan, 5.000%, 02/23/18 (b)	1,015,550
5,000,000	Harbor Freight Tools USA, Inc. Initial Loan (2016), 3.887%, 08/18/23 (b)	5,078,800
2,981,132	J.C. Penney Corporation, Inc. Loan (2016), 5.250%, 06/23/23 (b)	2,999,138
7,713,889	Neiman Marcus Group, Inc. Other Term Loan, 4.250%, 10/25/20 (b)	6,728,440
3,989,950	Petco Animal Supplies, Inc. Tranche B-1 Term Loan, 5.000%, 01/26/23 (b)	4,017,041
2,000,000	Petco Animal Supplies, Inc. Tranche B-2 Term Loan, 5.002%, 01/15/23	2,014,790

		32,597,375

SERVICE - 7.5%
2,680,303	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.) Additional Term Loan, 3.750%, 11/10/23	2,707,668
5,338,115	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.250%, 07/25/21 (b)	5,366,140
3,533,456	Alliant Holdings Intermediate, LLC Initial Term Loan, 4.753%, 08/12/22	3,558,862
4,430,883	Asurion, LLC (fka Asurion Corporation) Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	4,495,685
3,745,612	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20 (b)	3,761,161
6,756,126	First Data Corporation 2022C New Dollar Term Loan, 3.756%, 07/08/22 (b)	6,843,112
4,964,326	Trans Union, LLC 2016 Incremental Term B-2 Commitment, 3.520%, 04/09/21	5,015,756
4,815,078	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.250%, 04/02/20 (b)	4,015,438

		35,763,822

TRANSPORTATION - 1.0%
1,994,987	Hertz Corporation Tranche B-1 Term Loan, 3.500%, 06/30/23 (b)	2,006,050
2,531,454	MPG Holdco I Inc. (aka Metaldyne Performance Group) Tranche B-1 Term Loan (2015), 3.750%, 10/20/21	2,541,997

		4,548,047

See accompanying Notes to Financial Statements.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

UTILITY - 4.2%
4,962,255	Calpine Corporation Term Loan, 3.590%, 05/27/22	4,993,566
997,494	Calpine Corporation Term Loan (2016), 3.840%, 05/05/23 (b)	1,004,472
5,000,000	Dynegy Finance IV, Inc. Term Loan, 5.000%, 06/27/23 (b)	5,071,875
3,105,590	Lightstone Generation LLC Term Loan B, 6.500%, 12/15/23 (b)	3,149,581
295,770	Lightstone Generation LLC Term Loan C, 6.500%, 12/15/23 (b)	299,960
21,000,000	Texas Competitive Electric Holdings Company LLC Escrow Loan Extended (b)(c)	105,000
5,000,000	Texas Competitive Electric Holdings Company LLC Escrow Loan Non Extended (c)	25,000
5,517,241	Vistra Operations Company LLC (fka Tex Operations Company LLC) 2016 Incremental Term Loan, 4.000%, 12/13/23	5,599,145

		20,248,599

	Total US Senior Loans (Cost $400,315,277)	402,628,297

Foreign Domiciled Senior Loans (a) - 10.5%

AUSTRALIA - 1.1%
USD
5,143,043	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 3.750%, 06/30/19 (b)	5,162,664

CANADA - 2.8%
USD
1,994,962	Concordia International Corp. (fka Concordia Healthcare Corp.) Initial Dollar Term Loan, 5.250%, 10/21/21 (b)	1,567,763
4,000,000	Husky Injection Molding Systems, Ltd. New Term Loan, 4.250%, 06/30/21 (b)	4,029,580
2,171,906	Valeant Pharmaceuticals International, Inc. Series D-2 Tranche B Term Loan, 5.250%, 02/13/19	2,174,078
5,918,982	Valeant Pharmaceuticals International, Inc. Series E-1 Tranche B Term Loan, 4.750%, 08/05/20 (b)	5,914,453

		13,685,874

Principal Amount ($)		Value ($)

CAYMAN ISLANDS - 1.7%
USD
7,979,950	Avago Technologies Cayman Holdings Ltd. Term B-3 Loan, 3.704%, 02/01/23 (b)	8,106,153

LUXEMBOURG - 1.7%
USD
8,500,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19 (b)	8,245,000

MARSHALL ISLANDS - 0.9%
USD
5,984,576	Seadrill Operating LP (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21 (b)	4,159,280

NETHERLANDS - 2.3%
USD
2,962,500	Avast Holding B.V. Initial Dollar Term Loan, 5.000%, 08/03/22 (b)	3,013,884
3,026,038	Tronox Pigments (Netherlands) B. V. New Term Loan, 4.500%, 03/19/20	3,042,212
5,000,000	UPC Financing Partnership Facility AN, 4.080%, 08/31/24 (b)	5,060,150

		11,116,246

	Total Foreign Domiciled Senior Loans (Cost $49,187,511)	50,475,217

Number of Rights

Rights - 0.1%

UNITED STATES - 0.1%
431,587	Vistra Energy Corp. (fka TCEH Corp.) (d)*	712,119

	Total Rights (Cost $1,178,329)	712,119

Shares

Common Stock - 0.0%

UNITED STATES - 0.0%

Utility - 0.0%
519	Vistra Energy Corp. (fka TCEH Corp.)	8,044

	Total Common Stock (Cost $7,981)	8,044

Total Investments – 94.6%		453,823,677

(Cost $450,689,098)
Other Assets & Liabilities, Net - 5.4%		25,695,453

Net Assets – 100.0%		479,519,130

(a)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2016	Highland/iBoxx Senior Loan ETF

lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at December 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The investment represents value held in escrow pending future events. No interest is being accrued.
(d)	No expiration date.
*	Non-income producing security.

LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited
USD	United States Dollars

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.6%
Energy	0.9%
Healthcare	2.0%
Information Technology	2.3%
Manufacturing	0.8%
Media/Telecommunications	2.8%
Metals/Minerals	1.1%

10.5%

See accompanying Notes to Financial Statements.	7

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2016 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Assets:
Total Investments, at value (cost $450,689,098)	453,823,677
Cash	141,958,219
Receivable for:
Investments sold	35,905,483
Fund shares sold	3,744,771
Dividends and interest	1,268,457
Prepaid expenses	52,722

Total assets	636,753,329

Liabilities:
Payable for:
Investments purchased	157,034,943
Investment advisory fees (Note 4)	112,515
Audit fees	39,890
Administration fees (Note 4)	29,337
Trustees’ fees (Note 4)	13,144
Transfer agent fees	1,465
Accrued expenses and other liabilities	2,905

Total liabilities	157,234,199

Net Assets	479,519,130

Composition of Net Assets:
Paid-in capital	496,281,268
Distributions in excess of net investment income	(64,419)
Accumulated net realized loss on investments	(19,832,298)
Net unrealized appreciation on investments	3,134,579

Net Assets	479,519,130

Shares outstanding (unlimited authorization — no par value)	25,600,000
Net asset value, per share (Net assets/shares outstanding)	18.73

8	See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2016 (unaudited)	Highland/iBoxx Senior Loan ETF

($)
Investment Income:
Interest income	9,946,928
Dividend income	116,044

Total investment income	10,062,972

Expenses:
Investment advisory fees (Note 4)	928,378
Administration fees (Note 4)	159,236
Trustees’ fees (Note 4)	32,417
Legal fees	98,158
Licensing fees	73,710
Printing fees	37,003
Pricing fees	32,947
Audit fees	30,132
Custodian fees	26,529
Registration fees	9,509
Transfer agent fees	7,138
Other	40,257

Total operating expenses	1,475,414

Fees and expenses waived by Investment Adviser (Note 4)	(341,368)

Net operating expenses	1,134,046

Net investment income	8,928,926

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(9,274,833)
Net change in unrealized appreciation (depreciation) on investments	17,446,977

Net realized and unrealized gain on investments	8,172,144

Net increase in net assets resulting from operations	17,101,070

See accompanying Notes to Financial Statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2016 (unaudited) ($)	Year Ended June 30, 2016 ($)
Increase (Decrease) in Net Assets:

From Operations
Net investment income	8,928,926	13,564,585
Net realized loss on investments	(9,274,833)	(7,208,438)
Net change in unrealized appreciation (depreciation) on investments	17,446,977	(7,209,329)

Net increase (decrease) in net assets resulting from operations	17,101,070	(853,182)

Distributions Declared to Shareholders
From net investment income	(9,058,602)	(13,499,328)

Total distributions declared to shareholders	(9,058,602)	(13,499,328)

Share Transactions
Subscriptions	273,302,422	123,447,748
Redemptions	(193,119,071)	(42,172,777)

Net increase from share transactions	80,183,351	81,274,971

Total increase in net assets	88,225,819	66,922,461

Net Assets:
Beginning of period	391,293,311	324,370,850

End of period	479,519,130	391,293,311

Undistributed (distributions in excess of) net investment income	(64,419)	65,257

Changes in Shares
Subscriptions	14,700,000	6,700,000
Redemptions	(10,400,000)	(2,300,000)

Net increase	4,300,000	4,400,000

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout each period is as follows:

	Six Months Ended 12/31/16 (unaudited)		Year Ended June 30,				For the Period Ended 06/30/13(a)
			2016	2015		2014

Net Asset Value, Beginning of Year/Period	$18.37		$19.19	$19.94		$19.93	$20.00
Income from Investment Operations:
Net investment income(b)	0.40		0.81	0.76		0.93	0.73
Net realized and unrealized gain (loss)	0.37		(0.82)	(0.75)		0.08	(0.13)

Total from investment operations	0.77		(0.01)	0.01		1.01	0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.41)		(0.81)	(0.76)		(0.93)	(0.67)
From net realized gains	—		—	—		(0.06)	—
From return of capital	—		—	(0.00	)(g)	(0.01)	—

Total distributions declared to shareholders	(0.41)		(0.81)	(0.76)		(1.00)	(0.67)
Net Asset Value, End of Year/Period	$18.73		$18.37	$19.19		$19.94	$19.93
Market Price, End of Year/Period(h)	$18.75		$18.38	$19.23		$19.93	$19.96
Total return(c)	4.25	%(e)	0.02%	0.09%		5.19%	3.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year/period (000s)	$479,519		$391,293	$324,371		$199,367	$89,672
Gross operating expenses(f)	0.71	%(d)	0.77%	0.73%		0.92%	1.62	%(d)
Net investment income	4.32	%(d)	4.39%	3.90%		4.68%	5.60	%(d)
Portfolio turnover rate	69	%(e)	51%	9%		35%	38	%(e)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Not annualized.
(f)	Supplemental expense ratios are shown below:

	Six Months Ended 12/31/16 (unaudited)		Year Ended June 30,			For the Period Ended 06/30/13(a)
			2016	2015	2014
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.55	%(d)	0.55%	0.55%	0.55%	0.55	%(d)

(g)	Amount represents less than $0.01 per share.
(h)	The Market Price has not been previously audited.

Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2016	Highland/iBoxx Senior Loan ETF

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six portfolios, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Investment Objective

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index (the “Underlying Index”).

Fund Shares

Shares of the Fund are listed and traded on NASDAQ, Inc. Market prices for the shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares for the Fund. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2016, the Fund’s investments consisted of senior loans, common stock, and rights. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of December 31, 2016 is as follows:

	Total Market Value at 12/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$402,628,297	$—	$402,628,297	$—
Foreign Domiciled Senior Loans*	50,475,217	—	50,475,217	—
Rights*	712,119	—	712,119	—
Common Stock*	8,044	8,044	—	—

Total	$453,823,677	$8,044	$453,815,633	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended December 31, 2016, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At December 31, 2016, and during the period then ended, there were no Level 3 investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash and Cash Equivalents

The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is a Depository Trust Company (“DTC”) participant that has executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

U.S. Federal Income Tax Status

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that it should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

The Fund intends to pay distributions from net investment income, if any, on a monthly basis. The Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2016, there were no permanent differences.

The tax character of distributions paid during the prior two fiscal years ended June 30, was as follows:

	Distributions paid from:
	Ordinary Income*	Long- Term Capital Gains	Return of Capital
Highland/iBoxx Senior Loan ETF
2016	$13,499,328	$—	$—
2015	11,292,490	—	54,483

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2016, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Highland/iBoxx Senior Loan ETF	$(10,251,112)	$(14,618,751)	$65,257	$—

Under the Regulated Investment Company Modernization Act of 2010, Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions as of June 30, 2016 are as follows:

	Short- Term Loss	Long- Term Loss	Total
Highland/iBoxx Senior Loan ETF	$6,792,828	$3,458,284	$10,251,112

For federal income tax purposes, the cost of securities owned at June 30, 2016, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future periods.

Unrealized appreciation and depreciation at December 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

	Gross Appreciation	Gross Depreciation	Net Appreciation	Cost
Highland/iBoxx Senior Loan ETF	$6,406,742	$(3,272,163)	$3,134,579	$450,689,098

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of the Fund, at the annual rate of 0.45%.

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator receives a monthly administration fee from the Fund, calculated and assessed in arrears based on the aggregate net assets of the Fund, subject to an annual minimum fee. For the period ended December 31, 2016, the Fund paid $159,236 for these services.

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Fund to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2017, and may not be terminated prior to this date without the action or consent of the Board. Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

As of December 31, 2016, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Adviser were as follows:

	Expiring Fiscal Years Ended June 30,
	2017	2018	2019	2020
Highland/iBoxx Senior Loan ETF	$198,632	$526,374	$662,390	$341,368

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers as of the date of this report. Although the Fund believes that Mr. Powell is technically no longer an “interested person” of the Fund, in light of his previous employment with the Investment Adviser and an affiliate of the Investment Adviser, as well as his ongoing provision of consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Fund. Therefore, the Fund intends to treat Mr. Powell as an “interested person” of the Fund for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation). The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser.

Note 5. Portfolio Information

For the period ended December 31, 2016, the cost of purchases and the proceeds from sales of the Fund’s portfolio securities amounted to the following:

	U.S. Government Securities*		Other Securities
	Purchases	Sales	Purchases	Sales
Highland/iBoxx Senior Loan ETF	$—	$—	$349,921,585	$283,350,578

*	The Fund did not have any purchases or sales of U.S. Government Securities or other short term investments for the period ended December 31, 2016.

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

Note 6. Indemnification

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Fund did not make such investments.

Corporate debt obligations, including senior loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of a Fund.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. Because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered

“securities” for purposes of the anti-fraud protections of the federal securities laws and, as a result, as a purchaser of these instruments, we may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, we may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, we may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for us to do so. Alternatively, we may choose not to receive material nonpublic information about an issuer of such loans, with the result that we may have less information about such issuers than other investors who transact in such assets.

Focused Investment Risk

The Fund’s investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Illiquid Securities Risk

The Adviser may not be able to sell illiquid securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers and emerging markets securities in particular, are subject to greater liquidity risk.

Industry Concentration Risk

Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and a Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund or the Investments Adviser could be subject to such liability.

Non-Diversification Risk

Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Fund’s NAV and the market price of the Fund’s shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Fund may be adversely affected.

Senior Loans Risk

The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long-term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a loan, and could adversely affect the Fund’s income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Fund will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Note 8. Credit Agreement

Effective November 2, 2012, the Fund entered into an unsecured credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company to be used for temporary purposes to facilitate portfolio liquidity. The Credit Agreement is shared with other funds advised by the Investment Adviser. Under the Credit Agreement, the maximum borrowing amount is $100,000,000, with interest charged to the Fund based on its borrowings at a rate equal to LIBOR plus 1.25% and a commitment fee of 0.25% on the undrawn amount. The Credit Agreement expires on March 20, 2017.

For the period ended December 31, 2016, the Fund did not have any outstanding borrowings.

Note 9. New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update makes improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. For all other entities, this update will be effective for fiscal years beginning after December 31, 2018, and for interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2016	Highland/iBoxx Senior Loan ETF

amendments in this update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. For all other entities, this update will be effective for fiscal years beginning after December 31, 2017, and for interim periods within fiscal years beginning after December 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In August, 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments. The amendments in this update address eight specific issues, where there has been diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Investment Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

At this time management is evaluating the implications of these ASU’s and their impact on the financial statement disclosures has not yet been determined.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Semi-Annual Report	19

ADDITIONAL INFORMATION (unaudited)

December 31, 2016	Highland/iBoxx Senior Loan ETF

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the bid and the ask on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current Market Prices. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts for the Fund is available on the Fund’s website at www.highlandfunds.com.

The Investment Adviser and its affiliates manage other accounts, including private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each are allocated in a manner believed by the Investment Adviser to be equitable over time. The Investment Adviser may aggregate orders, which may include orders for accounts in which the Investment Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund.

Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Investment Adviser in a manner designed to be equitable and consistent with the Investment Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2016 through December 31, 2016, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You

20	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$1,042.50	0.55%	$2.83
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period).

Approval of Highland/iBoxx Senior Loan ETF Advisory Agreement

The Fund has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees. The Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose. At meetings held on August 25, 2016, and separately with independent legal counsel on August 31, 2016, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreement for a one-year period commencing September 21, 2016. The primary purpose of these meetings was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations. At a meeting held on September 8-9, 2016, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for a one-year period commencing September 21, 2016. As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 25 and 31, 2016 and September 8-9, 2016, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreement to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements for the portfolio manager of the Fund; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other accounts of the adviser and other registered investment companies that follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund, and the performance of the Fund’s underlying index; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. After the August 25 and 31, 2016 meetings, the Trustees requested that the Investment Adviser provide additional information regarding various matters. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received a report from Morningstar Associates LLC (“Morningstar”), an independent source of investment company data, relating to the Fund’s investment performance, expenses, and fees compared to the investment performance, expenses, and fees of a peer group [of registered investment companies] determined by Morningstar to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusion as to the approval of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreement and the activities related to

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2016	Highland/iBoxx Senior Loan ETF

portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team and portfolio manager compensation arrangements. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel including compensation arrangements. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Fund

With respect to the Advisory Agreement, the Board of Trustees reviewed the historical performance of the Investment Adviser and the Fund’s portfolio management team in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Fund, the Trustees discussed relative performance and contrasted the performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund as well as the Fund’s underlying index and the Fund’s Morningstar peer group. The Trustees reviewed a supplemental report Morningstar provided that compares the Fund with only ETF peers that are part of the bank loan category. The Trustees also considered the quarterly tracking error reports they receive with respect to the Fund and discussed reasons for tracking error, including the fees and expenses of the Fund. Among other data relating specifically to the Fund’s performance, the Board of Trustees considered that the Fund had underperformed its category median and its peer group median for the one and three year period ended June 30, 2016, and had underperformed its benchmark for the three-year period and outperformed its benchmark for the one-year period ended June 30, 2016. The Trustees also took into account management’s discussion of the Fund’s performance and the Fund’s tracking error relative to its underlying index. The Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from their relationship with the Fund

The Board of Trustees also gave consideration to the fees payable under the Advisory Agreement, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; and (3) comparative information showing (a) the fees payable under the Advisory Agreement and the actual fees paid by the Fund to the Investment Adviser versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund and (b) the expense ratios of the Fund relative to the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Board of Trustees considered that the Fund’s management fee and net expense ratio were below its Morningstar peer group and its category median. The Trustees further noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.55% of the average daily net assets of the Fund through at least October 31, 2017, and that this waiver may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. After such review, the Trustees determined that the profitability to the Investment Adviser with respect to the Advisory Agreement was reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, under the expense cap/fee waiver.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the asset levels of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rate

22	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (concluded)

December 31, 2016	Highland/iBoxx Senior Loan ETF

charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Trustees concluded that the fee structure is reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Fund on the other. The Board of Trustees also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion

Throughout the process, the Board of Trustees was advised by Fund counsel and independent legal counsel, and was empowered to engage such other third parties or request additional information as it deemed appropriate. Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fees to be paid to the Investment Adviser, is fair and reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

Semi-Annual Report	23

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management

Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30th are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-877-665-1287.

24	Semi-Annual Report

HIGHLAND CAPITAL

MANAGEMENT

200 Clarendon Street, 16th Floor Boston, MA 02116

Highland/iBoxx Senior Loan ETF Semi-Annual Report December 31, 2016

www.highlandfunds.com HFI-ETF-SAR-1216

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Report filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Highland Fund I’s (the “Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

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(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: March 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: March 8, 2017

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Accounting Officer and Principal Financial Officer

Date: March 8, 2017

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